---------------------------------------
HARBOR FUND

                                       SEMI-ANNUAL REPORT

                                       [HARBOR FUND LOGO]
                                       APRIL 30, 2000

HARBOR FUND
SEMI-ANNUAL REPORT OVERVIEW

The first half of Harbor Fund's fiscal year ended April 30, 2000. Performance for this six-month period is shown below for each one of the nine portfolios. All performance figures included in this report are total returns and assume the reinvestment of dividends. The Long-Term Historic Returns represent unmanaged indices and are included as an indication of longer-term potential associated with taking different levels of market risk.

                                                                 UNANNUALIZED
                                                                6 MONTHS ENDED
      HARBOR FUNDS IN DESCENDING ORDER OF MARKET RISK             04/30/2000
      -----------------------------------------------           --------------
Harbor Growth Fund..........................................        42.19%
Harbor International Growth Fund............................        14.56
Harbor Capital Appreciation Fund............................        22.86
Harbor International Fund II................................        13.61
Harbor International Fund...................................         4.24
Harbor Value Fund...........................................        -2.09
Harbor Bond Fund............................................         1.40
Harbor Short Duration Fund..................................         2.38
Harbor Money Market Fund....................................         2.72

                COMMONLY USED MARKET INDICES
                ----------------------------
Morgan Stanley Capital International Europe, Australasia,
  and Far East (EAFE); international equity.................         6.72%
Standard & Poor's 500 (S&P 500); domestic equity............         7.36
Lehman Brothers Aggregate (LB AGG); domestic bonds..........         1.42
One-Year Government Bonds (1-YR GVT)........................         2.26
90-Day U.S. Treasury Bills (T-Bills); domestic short-term...         2.76

                                                                   30 YEARS
                                                                  1970-1999
LONG-TERM HISTORIC RETURNS                                       ANNUAL RATES
--------------------------                                       ------------
EAFE........................................................        12.41%
S&P 500.....................................................        13.72
Domestic Bonds (intermediate and long)(1)...................         8.88
1-YR GVT(2).................................................         7.78
T-Bills(3)..................................................         6.69
Consumer Price Index........................................         5.11

                                                                                                                   MORNINGSTAR
HARBOR FUND EXPENSE RATIOS(A)               1996         1997         1998         1999         2000(C)             MEDIAN(4)
-----------------------------               ----         ----         ----         ----         -------            -----------
Harbor Growth Fund......................    0.92%        1.12%        1.00%        0.90%          0.85%                1.25%
Harbor International Growth Fund........    1.10         1.02         0.96         0.91           0.91                 1.32
Harbor Capital Appreciation Fund........    0.75         0.70         0.68         0.66           0.65                 0.92
Harbor International Fund II............    1.44(b)      0.98         1.15         0.92           0.92                 1.12
Harbor International Fund...............    0.99         0.97         0.94         0.92           0.92                 1.12
Harbor Value Fund.......................    0.83         0.83         0.79         0.76           0.82                 0.83
Harbor Bond Fund........................    0.70         0.67         0.65         0.60           0.62                 0.64
Harbor Short Duration Fund..............    0.33         0.36         0.36         0.28           0.29                 0.48
Harbor Money Market Fund................    0.64         0.62         0.57         0.46           0.49                 0.70

   ------------------
   1 LB AGG not available for 30 year period; blended historic data used to approximate total Bond Market Return.
   2 Historic data used to approximate total One-Year Government Bonds Return. Source: Ibbotson Associates
   3 A one bill portfolio of the treasury bill having the shortest maturity not less than one month. Source: Ibbotson Associates
   4 Includes all no-load funds with at least five years of performance history in the 03/31/2000 Morningstar Universe with the same investment style as the comparable Harbor Fund portfolio.
   a Harbor Fund expense ratios are for operating expenses only and are shown net of all expense offsets (see Financial Highlights pgs. 40-43).
   b  Annualized figure.
   c  Annualized figures for the six-month period ended April 30, 2000.

DEAR SHAREHOLDER:
     Sportscaster Bill Stern, the Colgate Shave Cream Man, probably would have described in his dulcet tones over the radio airways the current drama in the domestic equity market something like the following:

     "It's the New Economy, in the black trunks, slugging the Old Economy in the red trunks.

     "New economy has been battering Old Economy with lefts and rights. Judges at ringside have the high-flying New Economy --unbeaten in three bouts--a sure winner and new champion by a landslide on all scorecards.

     "It looks like the new champ will win by a TKO--as in Technical KO--if not by a knockout, and send the Old Economy into retirement.

     "But wait. Out of nowhere the Old Economy seems to have mounted a rally. There's a flurry of activity. The crowd is on their feet. What a comeback by the Old Economy. And the crowd goes wild."

     That fight of fantasy is not too far removed from the reality of what was happening in the domestic equity market late in the first half of Harbor Fund's fiscal year.

     The new economy led by the Internet and high-tech stocks with astronomical P/E valuations had been the darling of speculators in the market for many, many months, while the old economy, representing the value style equities with their dependable, solid--if boring--earnings was scorned to the sidelines.

     Suddenly--in March--an interesting if not surprising thing happened. A solid, stinging uppercut caught new economy high flyers and dot.com IPOs squarely on the jaw and a long-awaited correction was visited on that group. Now, many investors were cheering anew in support of their hero--the long neglected old economy value sector, where things like profits, low P/E ratios, and necessary and useful products remain important.

     As a result, what had been a narrow market, dominated by growth and technology for so long, suddenly has broadened significantly.

     By May 10, the Nasdaq index was 29% below its peak on March 10. Many Internet stocks had fallen by 50 to 75%. At the same time, money was flowing into areas of the market virtually ignored during the tech boom.

     To illustrate the point, by March 10 some 31 of the 39 industry groups in the Wilshire 5000 posted better-than-index returns since March 1. In February, only eight--less than 25%--had done so. And in that same time frame, three of every four stocks in the S&P 500 were up. In calendar year 1999, just half of all the stocks in the S&P 500 finished up.

     Wilshire also reported that in the first two months of 2000, large-capitalization stocks with no earnings gained 14%, while profitable big caps declined 6%. In the March 1 to May 10 time slot, the profitable large-caps gained 4%, while the profitless group fell by 12%.

     Wilshire data shows that investors also were shying away from equities with huge P/E ratios.

     Our take on the broadening of the market in the first half of the fiscal year is reflected in the accompanying chart, which plots the percentage of 101 Standard & Poors Industries performing better than the S&P 1500 (a composite of the S&P 500, S&P 400, and S&P 600). That number hit a low of 25.7% in February, soared to 67.3% in April, and at last glance was still going up. Of course we don't know how long it will last, but that's clearly a welcome broadening of the market.

     In our view, there are some key guidelines to successful investing. One is to diversify your stock holdings across domestic and foreign markets, growth and value styles and large to small market capitalizations. Also, your fixed-income holdings should reflect global markets, be diversified over short to long maturities and high to low credit quality securities.

     Another of the key guidelines to successful investing is to identify your investment objectives and adjust your risk to achieve those objectives through the proportion you hold in diversified equities relative to the proportion you hold in diversified fixed-income. The greater the proportion in equities, the more risk you are assuming. But you should take no more than the degree of risk necessary to achieve your objective.

     And finally, invest for the long-term, don't try to time the market--it's virtually impossible and it can cause you to lose out on some important market gains.

     These guidelines are an admission that the future is always uncertain, but that by disciplining ourselves to follow sensible rules, we can improve the odds of being successful.

     Looking back, the decade of the 1990s was truly a rewarding period for investors who stayed the course. Looking ahead, there are many reasons for believing the domestic economic expansion--now the longest in U.S. history--can continue with relatively low inflation.

     We are pleased with the performance of the Harbor Funds both throughout the last decade and in the first six months of our current fiscal year.

     In the trailing 5- and 10-year periods ended April 30, both Harbor Growth Fund and Harbor Capital Appreciation Fund significantly outperformed the S&P 500 index. Portfolio managers of both funds stayed away from direct Internet stocks and the high flyers and continued to concentrate on equities of those companies with strong fundamentals and high-growth capabilities.

     Harbor Value Fund performance turned up sharply as the market broadened in the fiscal second quarter of this year. The Fund has outperformed both small- and large-capitalization value stocks as measured by the Richards & Tierney indices over the trailing 5-year period.

     On the international equity side, Harbor International Fund has outperformed the EAFE index by a wide margin in both of the trailing 5- and 10-year periods ended April 30, as has the Harbor International Growth Fund for the trailing 5 years and since inception in November, 1993. Harbor International Fund II, like Harbor International Fund, a value style oriented fund, provided substantially better than EAFE returns in the fiscal first half and widened its margin over the index since inception in June, 1996.

     Our international equity fund managers agree that while there are some troublesome areas and issues in the global economy, prospects for growth are good, particularly in Europe, where they believe the economy could grow faster than the U.S. in the near future.

     In the very difficult climate of steadily rising interest rates over the last year, Harbor Bond Fund maintained a leadership position with excellent returns solidly above the Lehman Brothers Aggregate index for the trailing 5- and 10-year periods. Harbor Short Duration Fund continued to outperform 1-year treasury bonds in both the near and long term.

     As always, you are invited to review the detailed performance of the Harbor Funds on the pages which follow. We encourage you to check the expense ratios on page one of this report since they are such an important element in the performance of your investments.

     Thank you again for investing with us.

                                            Sincerely,

                                            /s/ Ronald C. Boller
                                            Ronald C. Boller
                                            President

                                  [BAR GRAPH]

HARBOR FUND

The following performance figures are annualized for each Fund except for the six-month total return calculations. The date of inception for Harbor Growth Fund was November 19, 1986; Harbor International Growth Fund was November 1, 1993; Harbor International Fund II was June 1, 1996; Harbor Short Duration Fund was January 1, 1992; and all other Funds started

    HARBOR GROWTH FUND                                           NET ASSET VALUE: 04/30/2000  $23.61
                                                                                  10/31/1999  $17.52

----------------------------------------------------------------------------
                                   Total Return for Periods Ended 04/30/2000
----------------------------------------------------------------------------
Fund/Index                        6 months   12 months   5 years   10 years
----------------------------------------------------------------------------

 Harbor Growth Fund*               42.19%     114.20%    30.66%     19.59%
----------------------------------------------------------------------------
  S&P 500                           7.36%     10.35%     25.39%     18.85%
----------------------------------------------------------------------------

 Continued concentration on high growth rate companies with proprietary products or processes and strong cash flow produced huge rewards for Harbor Growth Fund in the first half of the Harbor fiscal year. Extraordinary Fund returns far outpaced those of its peer groups and the S&P 500 in the six months and trailing 12-month periods.
 - The Fund's extraordinary return of 42.19% in the fiscal first half resulted primarily from a very heavy weighting in technology, where performance greatly exceeded the market return.
 - Principal contributors in the technology area were computer services and electronic instruments.
 - Strong market-beating contributions also came from Fund positions in drugs and health care.
 -------------

 * Harbor Growth Fund's performance was attributable to unusually favorable market conditions, and may not be repeated or consistently achieved in the future. Total return for the period November 1, 1999 through June 9, 2000 was 50.92%.
 [HARBOR GROWTH FUND GRAPH]

                                                                        GROWTH FUND                          S&P 500
                                                                        -----------                          -------
4/30/90                                                                    10000                              10000
4/30/91                                                                    13060                              11759
4/30/92                                                                    13532                              13402
4/30/93                                                                    13784                              14640
4/30/94                                                                    15050                              15436
4/30/95                                                                    15714                              18134
4/30/96                                                                    22269                              23645
4/30/97                                                                    20735                              29585
4/30/98                                                                    29249                              41778
4/30/99                                                                    27938                              50944
4/30/00                                                                    59844                              56219

    HARBOR INTERNATIONAL GROWTH FUND                             NET ASSET VALUE: 04/30/2000  $20.44
                                                                                  10/31/1999  $19.13

----------------------------------------------------------------------------
                                   Total Return for Periods Ended 04/30/2000
----------------------------------------------------------------------------
Fund/Index                        6 months   12 months   5 years     Since
                                                                   Inception
----------------------------------------------------------------------------

 Harbor International Growth
   Fund                            14.56%     15.16%     18.04%     14.71%
----------------------------------------------------------------------------
  EAFE                              6.72%     13.89%     10.36%      9.70%
----------------------------------------------------------------------------

 Even though strength of the dollar against foreign currencies once again significantly penalized results, Harbor International Growth Fund had strong gains in the first half of the fiscal year. The Fund outperformed the EAFE index by a wide margin in the period, as well as in the trailing 12-month and 5-year periods, and since inception.
 - Outperformance was attributable to large holdings in technology, media and telecommunications, but was partially offset by weak performance in finance, consumer goods and the euro, which declined 13.56% vs the dollar.
 [HARBOR INTERNATIONAL GROWTH FUND GRAPH]

                                                                 INTERNATIONAL GROWTH FUND                     EAFE
                                                                 -------------------------                     ----
4/30/94                                                                    10406                              10557
4/30/95                                                                    10644                              11146
4/30/96                                                                    14593                              12418
4/30/97                                                                    16471                              12307
4/30/98                                                                    21074                              14635
4/30/99                                                                    21184                              16025
4/30/00                                                                    24396                              18251

December 29, 1987. Unless otherwise stated, all comments pertain to the fiscal half ended April 30, 2000. Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost.

    HARBOR CAPITAL APPRECIATION FUND                             NET ASSET VALUE: 04/30/2000  $52.71
                                                                                  10/31/1999  $46.92

----------------------------------------------------------------------------
                                   Total Return for Periods Ended 04/30/2000
----------------------------------------------------------------------------
Fund/Index                        6 months   12 months   5 years   10 years
----------------------------------------------------------------------------

 Harbor Capital Appreciation
 Fund                              22.86%     36.44%     31.66%     24.76%
----------------------------------------------------------------------------
  S&P 500                           7.36%     10.35%     25.39%     18.85%
----------------------------------------------------------------------------

 Excellent performance was achieved by Harbor Capital Appreciation Fund in the first half of the fiscal year, with a gain of 22.86%, more than triple that of the S&P 500 and well above that of its peer group. The Fund sharply increased its lead over the S&P index for the trailing 12-month, 5- and 10-year periods.
 - Performance was due mainly to the Fund's large holdings in technology, which in aggregate significantly outperformed the market. Electronic instruments, semiconductors, telecommunications, and computers & business equipment represented the major exposure in technology.
 - Consumer non-durable holdings in drugs, retail, and media produced market-beating performance.
 - The financial sector also contributed to the Fund's outperformance of the market.
 [HARBOR CAPITAL APPRECIATION FUND GRAPH]

                                                                 CAPITAL APPRECIATION FUND                   S&P 500
                                                                 -------------------------                   -------
4/30/90                                                                    10000                              10000
4/30/91                                                                    12455                              11759
4/30/92                                                                    15136                              13402
4/30/93                                                                    16879                              14640
4/30/94                                                                    18918                              15436
4/30/95                                                                    23087                              18134
4/30/96                                                                    30387                              23645
4/30/97                                                                    35210                              29585
4/30/98                                                                    52282                              41778
4/30/99                                                                    66936                              50944
4/30/00                                                                    91328                              56219

    HARBOR INTERNATIONAL FUND II                                 NET ASSET VALUE: 04/30/2000  $14.91
                                                                                  10/31/1999  $13.83

----------------------------------------------------------------------------
                                   Total Return for Periods Ended 04/30/2000
----------------------------------------------------------------------------
Fund/Index                        6 months   12 months   5 years     Since
                                                                   Inception
----------------------------------------------------------------------------

 Harbor International Fund II      13.61%     20.04%       N/A      14.36%
----------------------------------------------------------------------------
  EAFE                              6.72%     13.89%     10.36%     10.86%
----------------------------------------------------------------------------

 Returns of Harbor International Fund II continued to improve in the first half of the fiscal year, helped by its technology and telecommunications holdings, but hurt by its finance related holdings and foreign currency exposure. The Fund once again significantly outperformed the EAFE index for the 6-months, trailing 12-months, and since inception. Exceptional gains in local currencies once again were tempered by the strength of the dollar against foreign currencies.
 - Strong gains came from holdings in Israel, Sweden, Brazil, Finland and Japan, which represented about a third of the portfolio's value.
 - Performance was hurt by results from investments in the Netherlands, France, the U.K., and Germany, which trailed the results of the EAFE index.
 [HARBOR INTERNATIONAL FUND II GRAPH]

                                                                     INTERNATIONAL FUND                        EAFE
                                                                     ------------------                        ----
4/30/97                                                                    11579                              10097
4/30/98                                                                    13820                              12007
4/30/99                                                                    14090                              13147
4/30/00                                                                    16914                              14973

    HARBOR INTERNATIONAL FUND                                    NET ASSET VALUE: 04/30/2000  $39.04
                                                                                  10/31/1999  $40.66

----------------------------------------------------------------------------
                                   Total Return for Periods Ended 04/30/2000
----------------------------------------------------------------------------
Fund/Index                        6 months   12 months   5 years   10 years
----------------------------------------------------------------------------

 Harbor International Fund          4.24%      6.25%     14.52%     13.54%
----------------------------------------------------------------------------
  EAFE                              6.72%     13.89%     10.36%      8.88%
----------------------------------------------------------------------------

 With a portfolio of value style stocks, mainly of companies in Europe, the Harbor International Fund was helped by its technology and telecommunications holdings, but hurt by its finance related holdings and foreign currency exposure. Fund performance in the first half of the fiscal year trailed that of the EAFE index, but the Fund still significantly outperformed the index for the trailing 5- and 10-year periods.
 - Best first half returns came from holdings in Sweden, Australia, Brazil, Japan, and Hong Kong--all of which did significantly better than the EAFE index.
 - Holdings in the U.K. and France had disappointing below-index returns as did those in the Netherlands.
 [HARBOR INTERNATIONAL FUND GRAPH]

                                                                     INTERNATIONAL FUND                        EAFE
                                                                     ------------------                        ----
4/30/90                                                                    10000                              10000
4/30/91                                                                    10845                              10435
4/30/92                                                                    12244                               9550
4/30/93                                                                    12846                              11614
4/30/94                                                                    16360                              13546
4/30/95                                                                    18071                              14303
4/30/96                                                                    21478                              15934
4/30/97                                                                    25294                              15793
4/30/98                                                                    32420                              18780
4/30/99                                                                    33507                              20563
4/30/00                                                                    35602                              23420

    HARBOR VALUE FUND                                            NET ASSET VALUE: 04/30/2000  $13.33
                                                                                  10/31/1999  $15.40

----------------------------------------------------------------------------
                                   Total Return for Periods Ended 04/30/2000
----------------------------------------------------------------------------
Fund/Index                        6 months   12 months   5 years   10 years
----------------------------------------------------------------------------

 Harbor Value Fund                 -2.09%     -6.01%     16.43%     13.04%
----------------------------------------------------------------------------
  S&P 500                           7.36%     10.35%     25.39%     18.85%
----------------------------------------------------------------------------

 In a narrow market dominated throughout most of the first half of the fiscal year by high growth technology stocks, Harbor Value Fund results bettered those of its peer group but fell short of the growth-oriented S&P 500 index. However, the Fund posted a turnaround gain of 13.66% in the last two months of the period vs 6.45% for the S&P 500.
 - Large positions in sectors generally associated with value investing-- including financials, utilities, and basic materials--greatly underperformed the market in the six months, but rallied late in the period.
 - Small positions in technology and energy did outperform the market, but were not large enough to offset the general weakness that prevailed in value stocks.
 - The Russell 3000 growth index (19.34%) outperformed the Russell 3000 value index (-.39%) by 19.73% in the period.
 [HARBOR VALUE FUND GRAPH]

                                                                        HARBOR VALUE                         S&P 500
                                                                        ------------                         -------
4/30/90                                                                    10000                              10000
4/30/91                                                                    11324                              11759
4/30/92                                                                    12403                              13402
4/30/93                                                                    13113                              14640
4/30/94                                                                    13654                              15436
4/30/95                                                                    15923                              18134
4/30/96                                                                    20424                              23645
4/30/97                                                                    24191                              29585
4/30/98                                                                    33473                              41778
4/30/99                                                                    36243                              50944
4/30/00                                                                    34066                              56219

    HARBOR BOND FUND                                             NET ASSET VALUE: 04/30/2000  $10.72
                                                                                  10/31/1999  $10.85

----------------------------------------------------------------------------
                                   Total Return for Periods Ended 04/30/2000
----------------------------------------------------------------------------
Fund/Index                        6 months   12 months   5 years   10 years
----------------------------------------------------------------------------

 Harbor Bond Fund                   1.40%      0.79%      7.41%      9.03%
----------------------------------------------------------------------------
  LB AGG                            1.42%      1.26%      6.79%      8.09%
----------------------------------------------------------------------------

 Continued robust economic growth and an uptick in inflation provided the setting for rising interest rates in the first half of the fiscal year. Only 30-year bonds rallied as the Treasury announced a buyback. Volatility and corporate leverage caused investors to demand higher yields for mortgage and corporate debt. In this environment, the Harbor Bond Fund was positioned defensively and virtually matched performance of the Lehman Brothers Aggregate index.
 - Early in the period, the portfolio was positioned slightly lower than the index duration to protect against a short-run increase in rates. The Fund benefited from an increased exposure to the long end of the yield curve designed to take advantage of the Treasury buyback.
 - A defensive corporate credit position added value when corporate spreads widened and investors reacted to increased corporate leverage and the continued high level of marketplace defaults. Selective positions in emerging markets added strongly to returns, while mortgage debt added slightly and limited use of domestic high yield bonds subtracted modestly.
 [HARBOR BOND FUND GRAPH]

                                                                            BOND                              LB AGG
                                                                            ----                              ------
04/30/90                                                                   10000                              10000
04/30/91                                                                   11500                              11519
04/30/92                                                                   13192                              12786
04/30/93                                                                   15311                              14482
04/30/94                                                                   15596                              14605
04/30/95                                                                   16603                              15673
04/30/96                                                                   18210                              17028
04/30/97                                                                   19683                              18235
04/30/98                                                                   21768                              20224
04/30/99                                                                   23548                              21493
04/30/00                                                                   23735                              21763

    HARBOR SHORT DURATION FUND                                   NET ASSET VALUE: 04/30/2000  $8.47
                                                                                  10/31/1999  $8.56

-----------------------------------------------------------------
                                   Total Return for Periods Ended 04/30/2000
----------------------------------------------------------------------------
Fund/Index                        6 months   12 months   5 years     Since
                                                                   Inception
----------------------------------------------------------------------------

 Harbor Short Duration Fund         2.38%      4.47%      5.85%      5.25%
----------------------------------------------------------------------------
  1-YR GVT                          2.26%      4.61%      5.64%      5.13%
----------------------------------------------------------------------------

 With the Federal Reserve aggressively pursuing a course of tighter monetary policy to slow and achieve a sustainable pace of economic growth, the first half of the fiscal year was an adverse period for interest rates and fixed income investments generally. Rates on one-year treasury bills increased. The Harbor Short Duration Fund marginally outperformed one-year treasury bills but underperformed shorter duration 90-day treasury bills in the six months ended April 30, 2000.
 - The portfolio's duration was generally maintained at one year or less, which reduced its overall yield.
 - This shortfall was more than made up for by good performance of higher-yielding asset-backed securities and collateralized mortgage obligations.
 [HARBOR SHORT DURATION FUND GRAPH]

                                                                       SHORT DURATION                        1 YR GVT
                                                                       --------------                        --------
4/30/92                                                                    10065                              10133
4/30/93                                                                    10650                              10649
4/30/94                                                                    10914                              10913
4/30/95                                                                    11530                              11534
4/30/96                                                                    12175                              12265
4/30/97                                                                    13089                              12964
4/30/98                                                                    13895                              13770
4/30/99                                                                    14667                              14504
4/30/00                                                                    15323                              15172

    HARBOR MONEY MARKET FUND                                     NET ASSET VALUE: 04/30/2000  $1.00
                                                                                  10/31/1999  $1.00

----------------------------------------------------------------------------
                                   Total Return for Periods Ended 04/30/2000
----------------------------------------------------------------------------
Fund/Index                        6 months   12 months   5 years   10 years
----------------------------------------------------------------------------

 Harbor Money Market Fund           2.72%      5.21%      5.17%      4.88%
----------------------------------------------------------------------------
  T-Bills                           2.76%      5.20%      5.23%      5.01%
----------------------------------------------------------------------------
-----------------------------------------------------------------
                                  Current Yield for Periods Ended 03/31/2000
----------------------------------------------------------------------------
 Harbor Money Market Fund*           7 Days: 5.66%         30 Days: 5.58%
----------------------------------------------------------------------------

 Even though treasury bill yields rose nearly three-quarters of a percent during the first half of the fiscal year, the Harbor Money Market Fund's return was within a few basis points of that of 90-day treasury bills.
 - Tactical reductions in the portfolio's three-month duration detracted from relative return.
 - This shortfall was offset by holdings of higher-yielding bank obligations and commercial paper.
 An investment in the Harbor Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
 -------------

 * Reflects the Adviser's agreement not to impose all or a portion of its advisory fees. Without such waivers the current 7-day and 30-day yields would have been 5.54% and 5.46%, respectively. The current yield more closely reflects the current earnings of the Harbor Money Market Fund than the total return.
 [HARBOR MONEY MARKET FUND GRAPH]

                                                                        MONEY MARKET                         T-BILLS
                                                                        ------------                         -------
4/30/90                                                                    10000                              10000
4/30/91                                                                    10762                              10742
4/30/92                                                                    11272                              11279
4/30/93                                                                    11609                              11649
4/30/94                                                                    11934                              12018
4/30/95                                                                    12518                              12633
4/30/96                                                                    13194                              13335
4/30/97                                                                    13857                              14043
4/30/98                                                                    14582                              14787
4/30/99                                                                    15306                              15494
4/30/00                                                                    16104                              16300

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
COMMON STOCK HOLDINGS (% OF NET ASSETS)

(Excludes net cash, convertible bond and short-term investments of 17.5%)

    Automobile Equipment                0.4
    Leisure & Luxury                    0.6
    Health Care-Hospital Management     0.8
    Manufacturing Diversified           1.2
    Retail-All Other                    1.7
    Electric Power                      1.9
    Drugs & Medicine                    3.3
    Electronic Components               3.8
    Semiconductors                      5.5
    Electronic Instruments              5.8
    Services                            7.7
    Computer Services                   9.7
    Computers & Business Equipment      16.6
    Telecommunications                  23.5

COMMON STOCKS--82.5%
                                                    VALUE
 SHARES                                             (000S)
-----------------------------------------------------------
 AUTOMOBILE EQUIPMENT--0.4%
  70,000    Tower Automotive Inc.*...............  $  1,094
                                                   --------
COMPUTER SERVICES--9.7%
 100,000    AXENT Technologies Inc.*.............     2,012
 110,000    Documentum Inc.*.....................     6,490
 158,800    Epicor Software Corp.*...............       635
 400,000    Legato Systems Inc.*.................     5,175
  27,000    Microsoft Corp.*.....................     1,883
            Project Software & Development
 240,000    Inc.*................................     7,320
 700,000    Zitel Corp.*.........................     2,494
                                                   --------
                                                     26,009
                                                   --------
COMPUTERS & BUSINESS EQUIPMENT--16.6%
 100,000    EMC Corp.*...........................    13,894
 350,000    Network Appliance Inc.*..............    25,878
  60,000    Proxim Inc.*.........................     4,616
                                                   --------
                                                     44,388
                                                   --------

COMMON STOCKS--CONTINUED
                                                    VALUE
 SHARES                                             (000S)
-----------------------------------------------------------
DRUGS & MEDICINE--3.3%
  38,000    Dura Pharmaceuticals Inc.*...........  $    494
  60,000    Elan Corp. plc ADR(1)*...............     2,572
 134,000    Molecular Devices Corp.*.............     5,760
                                                   --------
                                                      8,826
                                                   --------
ELECTRIC POWER--1.9%
  55,400    The AES Corp.*.......................     4,983
                                                   --------
ELECTRONIC COMPONENTS--3.8%
 110,000    JPM Co.*.............................       619
 203,500    Planar Systems Inc.*.................     2,277
 150,000    Sawtek Inc.*.........................     7,172
                                                   --------
                                                     10,068
                                                   --------
ELECTRONIC INSTRUMENTS--5.8%
 280,000    Checkpoint Systems Inc.*.............     2,502
 131,000    GenRad Inc.*.........................       974
 280,000    LoJack Corp.*........................     2,013
 415,000    Pinnacle Systems Inc.*...............     9,960
                                                   --------
                                                     15,449
                                                   --------
HEALTH CARE-HOSPITAL MANAGEMENT--0.8%
 130,000    Health Management Association*.......     2,072
                                                   --------
LEISURE & LUXURY--0.6%
  60,000    Carnival Corp. ......................     1,492
                                                   --------
MANUFACTURING DIVERSIFIED--1.2%
 100,000    Brunswick Technologies Inc.*.........       919
 200,000    Flow International Corp.*............     2,250
                                                   --------
                                                      3,169
                                                   --------
RETAIL-ALL OTHER--1.7%
  45,000    Dollar Tree Stores Inc.*.............     2,604
 100,000    TJX Companies Inc. ..................     1,919
                                                   --------
                                                      4,523
                                                   --------
SEMICONDUCTORS--5.5%
 200,000    ATMI Inc.*...........................     7,700
 150,000    Dallas Semiconductor Corp. ..........     6,441
 150,000    Innoveda Inc.*.......................       600
                                                   --------
                                                     14,741
                                                   --------
SERVICES--7.7%
 350,000    Advantage Learning Systems Inc.*.....     5,097
 340,000    Prosoft I-Net Solutions Inc.*........     5,695
 100,000    QRS Corp.*...........................     3,300
 150,000    Wind River Systems Inc.*.............     6,403
                                                   --------
                                                     20,495
                                                   --------
TELECOMMUNICATIONS--23.5%
 220,000    Aspect Communications Corp.*.........     7,810
 220,000    Comverse Technology Inc.*............    19,621
 200,000    JDS Uniphase Corp.*..................    20,738
  90,000    Nextel Communications Inc.*..........     9,849
 150,000    P-Com Inc.*..........................     1,622
 190,000    Symmetricom Inc.*....................     2,256

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                    VALUE
 SHARES                                             (000S)
-----------------------------------------------------------
Sz237,500   Transcrypt International Inc.*.......  $    683
                                                   --------
                                                     62,579
                                                   --------
TOTAL COMMON STOCKS
  (Cost $123,699)................................   219,888
                                                   --------

 CONVERTIBLE BOND--0.8%
  (Cost $2,413)
PRINCIPAL
 AMOUNT
 (000S)
-----------------------------------------------------------
            SZMANSUR INDUSTRIES, INC.
 $ 2,404    8.250%--02/23/2003 PIK(2)............     2,091
                                                   --------
 SHORT-TERM INVESTMENTS--17.5%
COMMERCIAL PAPER
            American Express Credit Corp.
   7,363      5.940%--05/01/2000.................     7,363
            Citicorp
   6,091      5.990%--05/03/2000.................     6,091
            Exxon Project Investment*
   9,692      5.990%--05/05/2000.................     9,692
            General Electric Capital Corp.
   7,088      5.960%--05/04/2000.................     7,088
            General Motors Acceptance Corp.
   6,069      6.000%--05/08/2000.................     6,069
            Prudential Funding Corp.
  10,282      5.940%--05/02/2000.................    10,282
                                                   --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $46,585).................................    46,585
                                                   --------
TOTAL INVESTMENTS--100.8%
  (Cost $172,697)................................   268,564
CASH AND OTHER ASSETS, LESS
LIABILITIES--(0.8)%..............................    (2,065)
                                                   --------
TOTAL NET ASSETS--100.0%.........................  $266,499
                                                   ========

------------
1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2  PIK -- Payment-in-kind security
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)

(Excludes net cash and short-term investments of 7.4%)

    Portugal (PORT)                     0.7
    Italy (IT)                          2.2
    Germany (GER)                       2.5
    Switzerland (SWS)                   2.9
    Australia (AUS)                     3.2
    Mexico (MEX)                        4.8
    Sweden (SW)                         4.8
    Singapore (SGP)                     5.1
    Spain (SP)                          6.1
    Finland (FIN)                       8.9
    France (FR)                         11.1
    Netherlands (NET)                   13.5
    United Kingdom (UK)                 26.8

COMMON STOCKS--92.6%
                                                   VALUE
  SHARES                                           (000S)
-----------------------------------------------------------
AUTOMOBILE EQUIPMENT--0.0%
              Valeo SA Wts. (FR)
     58,896     Expire 08/03/2001..............  $       70
                                                 ----------
BANKS--8.6%
  3,281,099   Banco Bilbao Vizcaya (SP)........      44,743
              Banco Commercial Portugues--
  2,203,609     Registered (PORT)..............      10,337
              Development Bank of Singapore
  5,664,455   (SGP)............................      78,005
                                                 ----------
                                                    133,085
                                                 ----------
CHEMICALS-FERTILIZERS--1.2%
    243,408   SGL Carbon AG (GER)..............      18,807
                                                 ----------
COMPUTER SERVICES--7.8%
    194,724   Cap Gemini Group (FR)............      38,237
    645,517   Getronics NV (NET)...............      38,497
    797,330   Logica plc (UK)..................      24,145
     40,822   SAP AG (GER).....................      19,149
                                                 ----------
                                                    120,028
                                                 ----------

COMMON STOCKS--CONTINUED
                                                   VALUE
  SHARES                                           (000S)
-----------------------------------------------------------
DRUGS & MEDICINE--9.6%
              Ares-Serono International SA
     14,813     (SWS)..........................  $   45,481
  1,118,812   Aventis SA (FR)..................      61,535
  1,086,761   Sanofi Synthelabo (FR)...........      40,556
                                                 ----------
                                                    147,572
                                                 ----------
ELECTRIC POWER--1.1%
              Koninklijke Philips Electric
    393,020     (NET)..........................      17,546
                                                 ----------
ELECTRICAL EQUIPMENT--4.3%
 13,775,395   Invensys (UK)....................      66,488
                                                 ----------
HOUSEHOLD PRODUCTS--2.4%
              Kimberly-Clark De Mexico SA
 11,564,200     (MEX)..........................      37,237
                                                 ----------
LEISURE & LUXURY--5.8%
  9,041,995   Granada Group plc (UK)...........      88,691
                                                 ----------
MEDIA--13.9%
    568,410   Grupo Televisa SA ADR (MEX)(1)...      36,059
  2,597,188   Pearson plc (UK).................      87,869
              Verenigde Nederlandse
                Uitgeversbedrijven
  1,678,078     NV (NET).......................      89,778
                                                 ----------
                                                    213,706
                                                 ----------
MISCELLANEOUS TRANSPORT--3.3%
  1,778,906   Brambles Industries Ltd. (AUS)...      50,074
                                                 ----------
POLLUTION CONTROL--2.0%
    309,320   Vivendi (FR).....................      30,595
                                                 ----------
TELECOMMUNICATIONS--32.6%
              Cable & Wireless Communications
  2,338,655     plc (UK).......................      38,815
              Ericsson (LM) Tel Co. Series B
    826,830     (SW)...........................      73,498
    623,753   Kon KPN NV (NET).................      62,858
  1,195,770   Nokia (Ab) Oy Series A (FIN).....      68,594
  1,253,320   Sonera Technologies Oyj (FIN)....      68,933
  3,514,210   Telecom Italia Mobile SpA (IT)...      33,545
  2,191,267   Telefonica SA (SP)...............      48,766
 23,292,843   Vodafone Airtouch plc (UK).......     106,621
                                                 ----------
                                                    501,630
                                                 ----------
TOTAL COMMON STOCKS
  (Cost $1,179,601)............................   1,425,529
                                                 ----------

SHORT-TERM INVESTMENTS--6.8%
 PRINCIPAL
  AMOUNT                                           VALUE
  (000S)                                           (000S)
-----------------------------------------------------------
COMMERCIAL PAPER
              American Express Credit Corp.
   $ 54,166     5.960%--05/01/2000.............      54,166
              General Electric Co.
     50,000     5.900%--05/01/2000.............      50,000
                                                 ----------

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENTS--6.8%
 PRINCIPAL
  AMOUNT                                           VALUE
  (000S)                                           (000S)
-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $104,166)..............................    $104,166
                                                 ----------
TOTAL INVESTMENTS--99.4%
  (Cost $1,283,767)............................   1,529,695
CASH AND OTHER ASSETS, LESS
  LIABILITIES--0.6%............................       9,326
                                                 ----------
TOTAL NET ASSETS--100.0%.......................  $1,539,021
                                                 ==========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

    The accompanying notes are an integral part of the financial statements.

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
COMMON STOCK HOLDINGS (% OF NET ASSETS)

(Excludes net cash and short-term investments of 3.6%)

    Oil Well Equipment & Services       0.5
    Cosmetics                           0.7
    Automobiles                         0.9
    Conglomerates                       0.9
    Banks-Money Center                  1.0
    Miscellaneous High Tech             1.8
    Telephones                          2.1
    Insurance-Other                     2.2
    Electrical Equipment                2.3
    Credit & Miscellaneous Financial    4.0
    Electronic Instruments              4.5
    Financial Services                  4.9
    Computer Services                   8.1
    Media                               8.2
    Semiconductors                      8.2
    Retail-All Other                    9.3
    Computers & Business Equipment      9.5
    Drugs & Medicine                    10.8
    Telecommunications                  16.5

COMMON STOCKS--96.4%
                                                   VALUE
 SHARES                                            (000S)
-----------------------------------------------------------
AUTOMOBILES--0.9%
  877,800   General Motors Corp. Cl. H.........  $   84,543
                                                 ----------
BANKS-MONEY CENTER--1.0%
1,231,400   Chase Manhattan Corp. New..........      88,738
                                                 ----------

COMMON STOCKS--CONTINUED
                                                   VALUE
 SHARES                                            (000S)
-----------------------------------------------------------
COMPUTER SERVICES--8.1%
2,326,000   America Online Inc.*...............  $  139,124
  768,600   Level 3 Communications Inc.*.......      68,405
3,350,000   Microsoft Corp.*...................     233,662
            Qwest Communications International
5,340,900     Inc.*............................     231,662
   80,600   Sycamore Networks Inc..............       6,327
  692,550   Veritas Software Corp..............      74,287
                                                 ----------
                                                    753,467
                                                 ----------
COMPUTERS & BUSINESS EQUIPMENT--9.5%
4,227,400   Cisco Systems Inc.*................     293,078
2,335,600   Compaq Computer Corp...............      68,316
2,323,200   Dell Computer Corp.*...............     116,450
1,360,100   EMC Corp.*.........................     188,969
1,074,600   Equant NV--Registered..............      83,819
1,389,800   Sun Microsystems Inc.*.............     127,775
                                                 ----------
                                                    878,407
                                                 ----------
CONGLOMERATES--0.9%
  433,300   Corning Inc........................      85,577
                                                 ----------
COSMETICS--0.7%
            Estee Lauder Cosmetics Inc. Cl.
1,555,500     A................................      68,636
                                                 ----------
CREDIT & MISCELLANEOUS FINANCIAL--4.0%
1,176,400   American Express Co................     176,534
            Morgan, Stanley, Dean Witter & Co.
2,576,240     Inc. New.........................     197,726
                                                 ----------
                                                    374,260
                                                 ----------
DRUGS & MEDICINE--10.8%
2,887,900   American Home Products Corp........     162,264
2,053,600   Amgen Inc.*........................     115,002
  625,700   Bristol-Myers Squibb Co............      32,810
  459,300   Genetech Inc.*.....................      53,738
1,757,900   Glaxo Wellcome plc ADR(1)..........     110,418
1,286,600   Merck & Co. Inc....................      89,419
3,382,478   Pharmacia Corp.....................     168,912
2,348,900   Warner-Lambert Co..................     267,334
                                                 ----------
                                                    999,897
                                                 ----------
ELECTRICAL EQUIPMENT--2.3%
1,340,900   General Electric Co................     210,857
                                                 ----------
ELECTRONIC INSTRUMENTS--4.5%
2,165,900   Hewlett Packard Co.................     292,397
1,069,200   KLA Tencor Corp.*..................      80,056
  287,700   VeriSign Inc.......................      40,098
                                                 ----------
                                                    412,551
                                                 ----------
FINANCIAL SERVICES--4.9%
5,384,250   Citigroup Inc......................     320,026
1,285,500   Merrill Lynch & Co. Inc............     131,041
                                                 ----------
                                                    451,067
                                                 ----------
INSURANCE--OTHER--2.2%
            American International Group
1,818,550     Inc..............................     199,472
                                                 ----------

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                   VALUE
 SHARES                                            (000S)
-----------------------------------------------------------
       Sz
MEDIA--8.2%
3,824,000   CBS Corp...........................  $  224,660
            Clear Channel Communications
1,962,800     Inc.*............................     141,322
  230,400   Juniper Networks Inc.*.............      49,003
1,245,800   Omnicom Group......................     113,446
1,378,500   Time Warner Inc....................     123,979
            Univision Communications Inc. Cl. A
  950,100     ADR(1)*..........................     103,798
                                                 ----------
                                                    756,208
                                                 ----------
MISCELLANEOUS HIGH TECH--1.8%
1,633,800   Applied Materials Inc.*............     166,341
                                                 ----------
OIL WELL EQUIPMENT & SERVICES--0.5%
  573,000   Schlumberger Ltd...................      43,870
                                                 ----------
RETAIL--ALL OTHER--9.3%
  613,500   Costco Wholesale Corp. New.........      33,167
2,478,637   Gap Inc............................      91,090
5,262,550   Home Depot Inc.....................     295,032
3,676,800   Kohl's Corp.*......................     176,486
1,519,100   Tiffany & Co. New..................     110,420
2,712,600   Wal-Mart Stores Inc................     150,210
                                                 ----------
                                                    856,405
                                                 ----------
SEMICONDUCTORS--8.2%
  277,200   Broadcom Corp. Cl. A...............      47,782
2,645,000   Intel Corp.........................     335,419
1,238,500   Motorola Inc.......................     147,459
1,367,800   Texas Instruments Inc..............     222,780
                                                 ----------
                                                    753,440
                                                 ----------
TELECOMMUNICATIONS--16.5%
1,355,600   Allegiance Telecom Inc.*...........      95,909
  437,200   Applied Micro Circuits Corp........      56,344
            Ericsson (LM) Tel Co. ADR Series
1,779,600     B(1).............................     157,383
2,296,400   Global Crossing Ltd................      72,337
  713,500   JDS Uniphase Corp.*................      73,981
            Metromedia Fiber Network Inc. Cl.
1,381,000     A................................      42,638
            Nextel Communications Inc. Cl.
  850,300     A*...............................      93,055
            Nextlink Communications Cl. A
  712,500     ADR(1)...........................      60,073
5,972,700   Nokia Corp. ADR(1).................     339,697
2,103,843   NTL Inc.*..........................     160,944
  334,400   QUALCOMM Inc.......................      36,262
7,185,573   Vodafone Airtouch plc ADR(1).......     337,722
                                                 ----------
                                                  1,526,345
                                                 ----------

COMMON STOCKS--CONTINUED
                                                   VALUE
 SHARES                                            (000S)
-----------------------------------------------------------
TELEPHONES--2.1%
1,505,500   AT&T Corp..........................  $   47,894
2,881,500   AT&T Corp.--Liberty Media Cl. A*...     143,895
                                                 ----------
                                                    191,789
                                                 ----------
TOTAL COMMON STOCKS
  (Cost $6,295,679)............................   8,901,870
                                                 ----------

SHORT-TERM INVESTMENTS--5.8%
PRINCIPAL
 AMOUNT
 (000S)
-----------------------------------------------------------
COMMERCIAL PAPER
            American Express Credit Corp.
$ 250,000     5.960%--05/01/2000...............     250,000
            Chevron USA Inc.
  125,000     5.900%--05/01/2000...............     125,000
            General Electric Co.
  157,685     5.900%--05/01/2000...............     157,685
                                                 ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $532,685)..............................     532,685
                                                 ----------
TOTAL INVESTMENTS--102.2%
  (Cost $6,828,364)............................   9,434,555
CASH AND OTHER ASSETS, LESS
  LIABILITIES--(2.2)%..........................   (199,469)
                                                 ----------
TOTAL NET ASSETS--100.0%.......................  $9,235,086
                                                 ==========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)

(Excludes net cash of 1.4%)

    Portugal (PORT)                     0.7
    Argentina (AGR)                     0.9
    Singapore (SGP)                     1.2
    Germany (GER)                       1.3
    Malaysia (MAL)                      3.0
    Poland (POL)                        3.9
    Netherlands (NET)                   4.1
    Brazil (BR)                         4.4
    Israel (IL)                         4.4
    Finland (FIN)                       4.7
    Italy (IT)                          5.7
    Hong Kong (HK)                      6.6
    United Kingdom (UK)                 8.0
    Japan (JP)                          9.4
    Switzerland (SWS)                   10.3
    Sweden (SW)                         10.8
    France (FR)                         19.2

COMMON STOCKS--96.2%
                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
AUTOMOBILES--1.9%
     10,300   PSA Peugeot Citroen (FR)...........  $  2,131
                                                   --------
BANKS--16.0%
    850,000   Banca Naz Del Lavoro (IT)*.........     2,782
     43,500   Bank Slaski (POL)..................     2,628
     71,373   Banque Nationale de Paris SA
              (FR)...............................     5,768
     23,000   Deutsche Bank AG--Registered
              (GER)..............................     1,545
    470,000   Malayan Banking Berhad (MAL).......     1,954
    140,000   Sao Paolo-IMI SpA (IT).............     1,960
      7,500   UBS AG--Registered (SWS)...........     1,837
                                                   --------
                                                     18,474
                                                   --------

COMMON STOCKS--CONTINUED
                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
BUILDING MATERIALS-CONSTRUCTION--1.6%
        888   Lafarge SA--Bearer New (FR)*.......  $     71
     22,000   Lafarge SA--Bearer (FR)............     1,822
                                                   --------
                                                      1,893
                                                   --------
COMPUTER SERVICES--0.2%
    200,000   Sunevision Holdings Ltd. (HK)......       261
                                                   --------
CONGLOMERATES--5.2%
    585,000   Keppel Corp. Ltd. (SGP)............     1,358
  1,300,000   Sime Darby Berhad (MAL)............     1,526
    550,000   Swire Pacific Ltd. Cl. A (HK)......     3,107
                                                   --------
                                                      5,991
                                                   --------
CONSUMER GOODS--4.0%
     91,044   Hunter Douglas NV (NET)............     2,078
    243,000   Salomon & Taylor (JP)..............     1,305
      1,185   Swatch Group--Bearer (SWS).........     1,270
                                                   --------
                                                      4,653
                                                   --------
CONTAINERS--1.0%
      8,000   Cie De St Gobain (FR)..............     1,092
                                                   --------
DRUGS & MEDICINE--7.4%
     19,048   Aventis SA (FR)....................     1,048
      1,900   Novartis AG--Registered (SWS)......     2,654
        215   Roche Holdings AG--Genusscheine
              (SWS)..............................     2,245
    187,893   SmithKline Beecham plc (UK)........     2,574
                                                   --------
                                                      8,521
                                                   --------
ELECTRONIC INSTRUMENTS--1.0%
      6,000   Legrand SA (FR)....................     1,118
                                                   --------
FINANCIAL SERVICES--4.0%
     49,160   ING Groep NV (NET).................     2,682
        555   Julius Baer Holdings AG--Bearer
              (SWS)..............................     1,941
                                                   --------
                                                      4,623
                                                   --------
FOREST PRODUCTS--2.2%
    100,000   UPM-Kymmene Oyj (FIN)..............     2,591
                                                   --------
GROCERY PRODUCTS--0.9%
  1,121,163   Cresud B Shares (ARG)..............     1,077
                                                   --------
HOTEL-MOTEL--1.6%
     48,500   Accor (FR).........................     1,801
                                                   --------
INSURANCE--5.2%
    175,000   Allied Zurich plc (UK).............     1,741
     65,000   Assicurazioni Generali (IT)........     1,850
     16,500   AXA UAP (FR).......................     2,447
                                                   --------
                                                      6,038
                                                   --------
MACHINERY--3.3%
     49,000   Kone Oyj B Shares (FIN)............     2,806
      2,050   Saurer AG--Registered (SWS)........     1,010
                                                   --------
                                                      3,816
                                                   --------
MANUFACTURING DIVERSIFIED--1.2%
  1,000,000   Corus Group plc (UK)...............     1,347
                                                   --------

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
MISCELLANEOUS HIGH TECH--7.4%
     80,000   Matsushita Electrical Industries
              (JP)...............................  $  2,118
     28,000   Sony Corp. (JP)....................     3,217
     28,000   Sony Corp. New (JP)*...............     3,240
                                                   --------
                                                      8,575
                                                   --------
PETROLEUM--5.8%
    252,837   BP Amoco plc (UK)..................     2,183
 10,200,000   Petrol Brasileiro SA Pfd. (BR).....     2,430
     14,000   Total Fina Cl. B (FR)..............     2,124
                                                   --------
                                                      6,737
                                                   --------
REAL ESTATE--1.3%
    350,000   Henderson Land Development Co. Ltd.
              (HK)...............................     1,532
                                                   --------
TELECOMMUNICATIONS--20.6%
     19,000   China Telecom Ltd. ADR (HK)(1).....     2,787
    140,000   Ericsson (LM) Tel Co. Series B
              (SW)...............................    12,445
     77,700   NICE Systems Ltd. ADR (IL)(1)*.....     5,084
     50,700   Telecel-Comunicacoes Pessoais SA
              (PORT).............................       810
     60,000   Telecomunicacoes De Sao Paulo ADR
              (BR)(1)............................     2,648
                                                   --------
                                                     23,774
                                                   --------
TELEPHONES--1.6%
    250,000   Telekomunikacja Polska SA (POL)....     1,834
                                                   --------
TIRES & RUBBER--1.6%
     45,000   Bridgestone Corp. (JP).............       977
      2,515   Cie Fin Michel Bas--Bearer (SWS)...       904
                                                   --------
                                                      1,881
                                                   --------
TOBACCO--1.2%
    187,000   Imperial Tobacco Group plc (UK)....     1,398
                                                   --------
TOTAL COMMON STOCKS
  (Cost $93,383).................................   111,158
                                                   --------

UNITS--1.5%
(Cost $1,141)
                                                    VALUE
   UNITS                                            (000S)
-----------------------------------------------------------
  1,639,531   Eurotunnel (FR)*...................  $  1,699
                                                   --------

CONVERTIBLE BOND--0.9%
(Cost $1,023)
 PRINCIPAL
  AMOUNT
  (000S)
-----------------------------------------------------------
$    14,054   Lafarge SA (FR)
              0.000%--03/20/2001(2)..............     1,082
                                                   --------
TOTAL INVESTMENTS--98.6%
  (Cost $95,547).................................   113,939
CASH AND OTHER ASSETS, LESS LIABILITIES--1.4%....     1,583
                                                   --------
TOTAL NET ASSETS--100.0%.........................  $115,522
                                                   ========

------------
1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2  Zero coupon bond.
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)

(Excludes net cash and short-term investments of 3.2%)

    South Africa (S. AFR)               1.0
    Finland (FIN)                       1.2
    Denmark (DEN)                       1.3
    Hong Kong (HK)                      1.5
    Argentina (ARG)                     1.6
    Portugal (PORT)                     1.7
    Spain (SP)                          1.7
    Germany (GER)                       1.8
    Singapore (SGP)                     2.3
    Australia (AUS)                     2.6
    Brazil (BR)                         3.6
    Malaysia (MAL)                      4.5
    Italy (IT)                          4.8
    Netherlands (NET)                   6.6
    Switzerland (SWS)                   9.1
    Japan (JP)                          10.3
    Sweden (SW)                         12.6
    France (FR)                         14.2
    United Kingdom (UK)                 14.4

COMMON STOCKS--95.3%
                                                    VALUE
   SHARES                                           (000S)
------------------------------------------------------------
ALUMINUM--1.3%
    1,488,000   Pechiney SA Series A (FR).......  $   65,202
                                                  ----------
AUTOMOBILES--1.3%
      316,000   PSA Peugeot Citroen (FR)........      65,384
                                                  ----------
BANKS--18.5%
    4,430,509   ABN Amro Holdings NV (NET)......      91,229
    3,257,173   Banca Commercial Italiana
                (IT)............................      15,398

COMMON STOCKS--CONTINUED
                                                    VALUE
   SHARES                                           (000S)
------------------------------------------------------------
   20,448,165   Banca Intesa SpA (IT)...........  $   75,287
      503,062   Banco Commercial Portugues ADR
                (PORT)(1).......................      12,199
   15,346,915   Banco Commercial Portugues--
                  Registered (PORT).............      71,992
      730,000   Bankinter SA--Registered (SP)...      34,543
      670,000   Banque Nationale de Paris SA
                (FR)............................      54,149
      176,600   Credit Suisse Group--Registered
                (SWS)...........................      31,899
      800,000   Deutsche Bank AG--Registered
                (GER)...........................      53,746
      850,000   Dresdner Bank AG--Registered
                (GER)...........................      35,013
   30,314,000   Malayan Banking Berhad (MAL)....     126,042
    8,925,000   Overseas Chinese Banking Corp.
                (SGP)...........................      61,191
    5,306,400   Sao Paolo--IMI SpA (IT).........      74,290
    5,735,727   Standard Chartered plc (UK).....      77,425
      248,538   UBS AG--Registered (SWS)........      60,890
    7,962,842   United Overseas Bank (Alien
                Market) (SGP)...................      55,528
                                                  ----------
                                                     930,821
                                                  ----------
CONGLOMERATES--1.6%
   42,297,000   Sime Darby Berhad (MAL).........      49,643
    5,250,000   Swire Pacific Ltd. Cl. A (HK)...      29,656
                                                  ----------
                                                      79,299
                                                  ----------
CONSUMER GOODS--1.0%
      722,406   BIC (FR)........................      28,765
      900,699   Hunter Douglas NV (NET).........      20,553
                                                  ----------
                                                      49,318
                                                  ----------
CONTAINERS--0.7%
      264,000   Cie De St Gobain (FR)...........      36,024
                                                  ----------
DRUGS & MEDICINE--4.8%
    1,357,133   Aventis SA (FR).................      74,643
       69,561   Novartis AG--Registered (SWS)...      97,169
      500,000   Novo Nordisk AS Series B
                (DEN)...........................      67,127
                                                  ----------
                                                     238,939
                                                  ----------
FINANCIAL SERVICES--2.3%
    2,121,285   ING Groep NV (NET)..............     115,746
                                                  ----------
FOREST PRODUCTS--1.1%
    2,100,000   UPM-Kymmene Oyj (FIN)...........      54,410
                                                  ----------
GOLD-PRECIOUS METALS--1.0%
    1,266,710   Anglo American plc ADR
                (UK)(1).........................      51,618
                                                  ----------
GROCERY PRODUCTS--1.8%
       50,300   Nestle SA--Registered (SWS).....      88,668
                                                  ----------
HOTEL-MOTEL--0.9%
    1,175,000   Accor (FR)......................      43,636
                                                  ----------
INSURANCE--4.2%
    5,187,347   Allied Zurich plc (UK)..........      51,608
    2,552,000   Assicurazioni Generali SpA
                (IT)............................      72,617
      600,000   AXA UAP (FR)....................      88,965
                                                  ----------
                                                     213,190
                                                  ----------
LIQUOR--1.8%
    8,115,770   Diageo plc (UK).................      65,454
    3,050,000   Whitbread plc (UK)..............      27,162
                                                  ----------
                                                      92,616
                                                  ----------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                    VALUE
   SHARES                                           (000S)
------------------------------------------------------------
MACHINERY--0.2%
    5,390,000   Gencor Ltd. New ADR (S.
                AFR)(1).........................  $   12,478
                                                  ----------
MEDIA--2.6%
    2,500,000   News Corp. Ltd. ADR (AUS)(1)....     128,594
                                                  ----------
MISCELLANEOUS HIGH TECH--4.0%
      871,000   Sony Corp. (JP).................     100,070
      871,000   Sony Corp. New (JP)*............     100,796
                                                  ----------
                                                     200,866
                                                  ----------
NATURAL GAS & PIPELINES--1.5%
   12,156,862   BG Group plc (UK)...............      73,392
                                                  ----------
NON-FERROUS METALS--2.7%
   26,950,000   Billiton plc ADR (UK)(1)........      99,475
    2,180,643   Rio Tinto plc--Registered
                (UK)............................      33,952
                                                  ----------
                                                     133,427
                                                  ----------
PAPER--1.3%
    1,500,000   Holmen AB Cl. B (SW)............      35,216
      750,000   Stora Enso Oyj (R Shares)
                (FIN)...........................       7,739
    1,300,000   Svenska Cellulosa Aktiebolaget
                  SCA Cl. B (SW)................      24,649
                                                  ----------
                                                      67,604
                                                  ----------
PETROLEUM--9.0%
   14,828,514   BP Amoco plc (UK)...............     128,019
  505,900,001   Petrol Brasileiro SA Pfd.
                (BR)............................     120,514
    1,800,000   Royal Dutch Petroleum Co. ADR
                (NET)(1)........................     103,275
      671,444   Total Fina Cl. B (FR)...........     101,877
                                                  ----------
                                                     453,685
                                                  ----------
PHOTOGRAPHIC-OPTICAL--5.2%
    3,557,000   Canon Inc. (JP).................     162,677
    2,470,000   Fuji Photo Film Co. (JP)........      99,015
                                                  ----------
                                                     261,692
                                                  ----------
REAL ESTATE--0.1%
    5,306,400   Beni Stabili SpA (IT)...........       2,629
                                                  ----------
TELECOMMUNICATIONS--15.0%
    6,325,000   China Telecom Ltd. (HK).........      45,270
      646,000   Ericsson (LM) Tel Co. ADR Series
                  B (SW)(1).....................      57,131
    5,160,000   Ericsson (LM) Tel Co. Series B
                (SW)............................     458,679
    6,600,000   Telecom Argentina Cl. B (ARG)...      36,655
2,448,351,766   Telecomunicacoes De Sao Paulo
                (BR)............................      61,009
   12,000,000   Telefonica De Argentina Cl. B
                (ARG)...........................      42,269
   14,400,000   Telekom Malaysia Berhad (MAL)...      50,021
                                                  ----------
                                                     751,034
                                                  ----------
TIRES & RUBBER--2.5%
    2,545,000   Bridgestone Corp. (JP)..........      55,252
       88,700   Cie Fin Michel Bas--Bearer
                (SWS)...........................      31,889
    1,127,645   Michelin Cl. B--Registered
                (FR)............................      37,418
                                                  ----------
                                                     124,559
                                                  ----------
TOBACCO--7.3%
    4,455,975   Altadis SA--Registered (SP).....      52,054
    5,187,347   British American Tobacco plc
                (UK)............................      31,983

COMMON STOCKS--CONTINUED
                                                    VALUE
   SHARES                                           (000S)
------------------------------------------------------------
       59,000   Cie Financiere Richemont AG
                  Units Cl. A--Bearer (SWS).....  $  143,348
   11,193,410   Imperial Tobacco Group plc
                (UK)............................      83,652
   18,818,974   Swedish Match (SW)..............      56,041
   18,818,974   Swedish Match--Rights
                  Expire 06/05/2000 (SW)*.......       1,244
                                                  ----------
                                                     368,322
                                                  ----------
WATER--1.6%
      520,487   Suez Lyonnaise des Eaux (FR)....      81,623
                                                  ----------
TOTAL COMMON STOCKS
  (Cost $2,718,499).............................   4,784,776
                                                  ----------

UNITS--0.7%
    UNITS
------------------------------------------------------------
   33,740,680   Eurotunnel (FR)*................      34,968
   20,000,000   Eurotunnel SA Wts.
                  Expire 12/31/2001 (FR)*.......         363
   20,000,000   Eurotunnel SA Wts.
                  Expire 10/30/2003 (FR)*.......       1,273
                                                  ----------
TOTAL UNITS
  (Cost $74,178)................................      36,604
                                                  ----------

CONVERTIBLE BOND--0.8%
(Cost $39,600)
  PRINCIPAL
   AMOUNT
   (000S)
------------------------------------------------------------
$      40,000   Liberty Life International BV
                (S. AFR)   6.500%--09/30/2004...      38,876
                                                  ----------

SHORT-TERM INVESTMENTS--3.6%
COMMERCIAL PAPER
                American Express Credit Corp.
       13,811     5.920%--05/01/2000............      13,811
       17,000     5.990%--05/08/2000............      17,000
                                                  ----------
                                                      30,811
                                                  ----------
                Citigroup Inc.
       18,931     6.030%--05/01/2000............      18,931
                                                  ----------
                Exxon Project Investment
       10,000     5.890%--05/01/2000............      10,000
       15,000     5.970%--05/01/2000............      15,000
                                                  ----------
                                                      25,000
                                                  ----------
                Ford Motor Company
       12,975     5.950%--05/01/2000............      12,975
       15,526     5.950%--05/03/2000............      15,526
       17,169     6.000%--05/09/2000............      17,169
                                                  ----------
                                                      45,670
                                                  ----------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENTS--CONTINUED
  PRINCIPAL
   AMOUNT                                           VALUE
   (000S)                                           (000S)
------------------------------------------------------------
                GE Financial Assurance Holdings
       15,262     5.970%--05/02/2000............  $   15,262
                                                  ----------
                General Electric Capital Corp.
       16,098     5.960%--05/04/2000............      16,098
       17,000     6.000%--05/05/2000............      17,000
                                                  ----------
                                                      33,098
                                                  ----------
                Prudential Funding Corp.
       13,779     6.010%--05/10/2000............      13,779
                                                  ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $182,551)...............................     182,551
                                                  ----------
TOTAL INVESTMENTS--100.4%
  (Cost $3,014,828).............................   5,042,807
CASH AND OTHER ASSETS, LESS                         (21,882)
LIABILITIES--(0.4)%.............................
                                                  ----------
TOTAL NET ASSETS--100.0%........................  $5,020,925
                                                  ==========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
COMMON STOCK HOLDINGS (% OF NET ASSETS)

(Excludes 20.3% of holdings of which 2.2% represents net cash and short-term investments, and 18.1% represents industry classification less than 1.6%)

    Miscellaneous High Tech             1.6
    Credit & Miscellaneous Financial    1.8
    Media                               1.8
    Conglomerates                       2.1
    Chemicals-Fertilizers               2.4
    Aerospace/Defense                   2.7
    Electronic Instruments              2.7
    Manufacturing Diversified           2.8
    Drugs & Medicine                    3.4
    International Oil                   3.7
    Electrical Equipment                3.8
    Paper                               3.8
    Electric Power                      3.9
    Insurance-Life                      4.2
    Grocery Products                    4.3
    Insurance-Other                     4.5
    Banks-Regional                      5.1
    Computers & Business Equipment      5.2
    Financial Services                  5.3
    Banks-Money Center                  5.9
    Telephones                          8.7

COMMON STOCKS--97.8%
                                                    VALUE
 SHARES                                             (000S)
-----------------------------------------------------------
 AEROSPACE/DEFENSE--2.7%
   8,600    BF Goodrich Co. .....................  $    274

COMMON STOCKS--CONTINUED
                                                    VALUE
 SHARES                                             (000S)
-----------------------------------------------------------
  21,100    Boeing Co. ..........................  $    837
  14,800    Northrop Grumman Corp. ..............     1,049
   6,200    Raytheon Co. Cl. B...................       138
  40,500    Rockwell International Corp. ........     1,595
                                                   --------
                                                      3,893
                                                   --------
AIR TRANSPORTATION--0.5%
   3,000    Alaska Air Group Inc.*...............        86
   9,000    AMR Corp.*...........................       307
   1,600    Delta Air Lines Inc. ................        84
   8,600    Southwest Air Lines Co. .............       187
   1,300    US Airways Group Inc.*...............        36
                                                   --------
                                                        700
                                                   --------
ALUMINUM--0.6%
  13,900    Reynolds Metal Co. ..................       924
                                                   --------
APPAREL & TEXTILES--0.5%
  32,000    National Service Industries Inc. ....       688
                                                   --------
AUTOMOBILE EQUIPMENT--1.1%
   3,564    Delphi Automotive Systems Corp. .....        68
   1,500    Navistar International Corp.*........        53
  25,300    TRW Inc. ............................     1,480
                                                   --------
                                                      1,601
                                                   --------
AUTOMOBILES--0.9%
  15,009    Ford Motor Co. ......................       821
   4,700    General Motors Corp. ................       440
                                                   --------
                                                      1,261
                                                   --------
BANKS-MONEY CENTER--5.9%
  71,135    BankAmerica Corp. New(1).............     3,486
  18,743    Chase Manhattan Corp.(1).............     1,351
   1,000    State Street Corp. ..................        97
  89,435    Wells Fargo & Co. New(1).............     3,673
                                                   --------
                                                      8,607
                                                   --------
BANKS-REGIONAL--5.1%
   1,871    Amsouth Bancorporation...............        27
  33,143    Bank One Corp.(1)....................     1,011
   1,000    Dime Bancorp Inc. ...................        19
  43,378    First Union Corp. ...................     1,383
  24,600    First Virginia Banks Inc. ...........       898
   1,000    Hibernia Corp. Cl. A.................        11
   1,558    Huntington Bancshares Inc. ..........        28
   5,430    KeyCorp New..........................       100
   6,720    National City Corp. .................       114
  42,606    PNC Financial Services Group Inc. ...     1,859
  66,500    Summit Bancorp.......................     1,687
   2,300    Suntrust Banks Inc. .................       117
   6,300    US Bancorp...........................       128
     765    Wachovia Corp. ......................        48
                                                   --------
                                                      7,430
                                                   --------
BUILDING MATERIAL-CONSTRUCTION--1.0%
  32,000    Vulcan Materials Co. ................     1,402
                                                   --------
CHEMICALS-FERTILIZERS--2.4%
   1,071    Dow Chemical Co. ....................       121
   6,999    E.l. Du Pont De Nemours & Co. .......       332

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                    VALUE
 SHARES                                             (000S)
-----------------------------------------------------------
  27,100    Hercules Inc. .......................  $    422
  24,000    Praxair Inc. ........................     1,067
  39,300    R.P.M. Inc. .........................       398
  31,200    Rohm & Haas Co. .....................     1,111
                                                   --------
                                                      3,451
                                                   --------
COMPUTER SERVICES--1.0%
   3,100    Electronic Data Systems Corp. New....       213
   1,500    Level 3 Communications Inc.*.........       134
  17,000    NSTAR................................       749
   6,800    Qwest Communications International
            Inc. ................................       295
                                                   --------
                                                      1,391
                                                   --------
COMPUTERS & BUSINESS EQUIPMENT--5.2%
   4,900    3Com Corp. ..........................       193
  14,000    International Business Machines
            Corp.(1).............................     1,563
  45,000    MCI WorldCom Inc.(1).................     2,045
   1,693    NCR Corp. New*.......................        65
  55,100    Pitney Bowes Inc. ...................     2,252
  51,900    Xerox Corp. .........................     1,372
                                                   --------
                                                      7,490
                                                   --------
CONGLOMERATES--2.1%
   3,800    First Data Corp. ....................       185
   7,600    Loews Corp. .........................       419
  27,793    Minnesota Mining & Manufacturing
            Co. .................................     2,404
                                                   --------
                                                      3,008
                                                   --------
CONSUMER GOODS--0.1%
  10,800    American Greetings Corp. ............       196
                                                   --------
COSMETICS--0.9%
  39,800    International Flavors & Fragrances...     1,371
                                                   --------
CREDIT & MISCELLANEOUS FINANCIAL--1.8%
     800    American Express Co. ................       120
   2,710    Associates First Capital Corp. ......        60
     700    Countrywide Credit Industries
            Inc. ................................        19
  21,300    Federal National Mortgage
            Association(1).......................     1,285
  14,400    Morgan, Stanley, Dean Witter & Co.
            Inc. New.............................     1,105
                                                   --------
                                                      2,589
                                                   --------
DOMESTIC OIL--1.2%
  33,000    Kerr McGee Corp. ....................     1,708
                                                   --------
DRUGS & MEDICINE--3.4%
  23,000    Abbott Laboratories..................       884
  15,500    American Home Products Corp. ........       871
  36,441    Baxter International Inc. ...........     2,373
  16,848    Pharmacia Corp. .....................       841
                                                   --------
                                                      4,969
                                                   --------
ELECTRIC POWER--3.9%
   1,500    American Electric Power Inc. ........        55
  44,000    Cinergy Corp. .......................     1,177
     830    Consolidated Edison Inc. ............        29
   2,948    Duke Energy Co. .....................       169
   1,760    Edison International.................        34
   3,800    Entergy Corp. .......................        97
   1,600    Firstenergy Corp. ...................        41
  29,765    FPL Group Inc. ......................     1,345

COMMON STOCKS--CONTINUED
                                                    VALUE
 SHARES                                             (000S)
-----------------------------------------------------------
  18,600    Niagara Mohawk Holdings Corp.*.......  $    258
  22,000    Northeast Utilities*.................       473
  27,197    OGE Energy Corp. ....................       539
   1,700    Peco Energy Co. .....................        71
   4,300    PG & E Corp. ........................       111
     612    Public Service Enterprise Group......        22
  37,300    Scana Corp New.......................       965
   2,586    Scottish Power plc ADR(2)............        82
   3,290    Southern Co. ........................        82
   1,301    Texas Utilities Co. .................        44
     300    Unisource Energy Corp.*..............         5
                                                   --------
                                                      5,599
                                                   --------
ELECTRICAL EQUIPMENT--3.8%
  40,800    Emerson Electric Co. ................     2,239
  64,600    Hubbell Inc., Cl. B..................     1,683
  51,400    Thomas & Betts Corp. ................     1,584
                                                   --------
                                                      5,506
                                                   --------
ELECTRONIC INSTRUMENTS--2.7%
   2,400    Hewlett Packard Co. .................       324
  16,500    Micron Technology Inc.* .............     2,298
  11,200    Teradyne Inc. .......................     1,232
                                                   --------
                                                      3,854
                                                   --------
FINANCIAL SERVICES--5.3%
  22,800    A.G. Edwards Inc. ...................       858
  28,865    Chubb Corp. .........................     1,837
  64,834    Citigroup Inc.(1)....................     3,853
   5,301    FleetBoston Financial Corp. .........       188
   3,900    Goldman Sachs Group Inc. ............       364
   6,300    Lehman Brothers Holdings Inc. .......       517
     984    Merrill Lynch & Co., Inc. ...........       100
   1,200    Paine Webber Group Inc. .............        52
                                                   --------
                                                      7,769
                                                   --------
FOREST PRODUCTS--0.0%
     500    Champion International Corp. ........        33
                                                   --------
GROCERY PRODUCTS--4.3%
  38,599    Bestfoods............................     1,939
  41,800    Dean Foods Co. ......................     1,024
  62,900    Flowers Industries Inc. .............       959
  39,400    H.J. Heinz Co. ......................     1,340
  71,900    Nabisco Group Holding Corp. .........       926
                                                   --------
                                                      6,188
                                                   --------
HEALTH CARE-HOSPITAL MANAGEMENT--0.3%
   9,500    Columbia/HCA Healthcare Corp. .......       270
   1,900    United Healthcare Corp. .............       127
                                                   --------
                                                        397
                                                   --------
INSURANCE-LIFE--4.2%
   2,700    Conseco Inc. ........................        15
  14,900    Jefferson--Pilot Corp. ..............       992
  71,400    Reliastar Financial Corp. ...........     3,075
  79,900    Torchmark Inc. ......................     2,002
                                                   --------
                                                      6,084
                                                   --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                    VALUE
 SHARES                                             (000S)
-----------------------------------------------------------
 INSURANCE-OTHER--4.5%
   3,100    Aetna Inc. ..........................  $    179
  72,936    Allstate Corp.(1)....................     1,723
  17,290    American International Group
            Inc.(1)..............................     1,896
  24,400    Aon Corp. ...........................       660
   1,600    Cigna Corp. .........................       128
   6,800    CNA Financial Group Inc.*............       209
  50,300    St. Paul Companies Inc. .............     1,792
                                                   --------
                                                      6,587
                                                   --------
INTERNATIONAL OIL--3.7%
   6,454    Chevron Corp. .......................       549
  61,881    Exxon Mobil Corp. ...................     4,807
                                                   --------
                                                      5,356
                                                   --------
LEISURE & LUXURY--0.1%
   6,503    Sabre Holdings Corp.*................       227
                                                   --------
MACHINE TOOLS--0.5%
  42,900    Timken Co. ..........................       794
                                                   --------
MACHINERY--0.1%
   1,836    Caterpillar Inc. ....................        72
   1,454    Deere & Co. .........................        59
   1,500    Ingersoll Rand Co. ..................        70
                                                   --------
                                                        201
                                                   --------
MANUFACTURING DIVERSIFIED--2.8%
  60,100    ITT Industries Inc. .................     1,897
  45,600    Parker Hannifin Corp. ...............     2,120
                                                   --------
                                                      4,017
                                                   --------
MEDIA--1.8%
   3,400    CBS Corp.*...........................       200
   8,400    MediaOne Group Inc.*.................       635
  32,200    Viacom Inc. Cl. B*(1)................     1,751
                                                   --------
                                                      2,586
                                                   --------
MISCELLANEOUS HIGH TECH--1.6%
  41,400    Honeywell International Inc. ........     2,318
                                                   --------
MISCELLANEOUS INDUSTRIALS--0.8%
  25,800    XL Capital Ltd. Cl. A................     1,229
                                                   --------
MISCELLANEOUS TRANSPORT--0.1%
   4,500    FDX Corp.*...........................       170
                                                   --------
NATURAL GAS & PIPELINES--1.4%
  15,200    National Fuel Gas Co. ...............       721
  15,608    Nicor Inc. ..........................       529
  26,000    Peoples Energy Corp. ................       807
                                                   --------
                                                      2,057
                                                   --------
NON-FERROUS METALS--0.6%
  18,100    Phelps Dodge Corp. ..................       837
                                                   --------
PAPER--3.8%
  53,300    Boise Cascade Corp. .................     1,736
  25,000    Bowater Inc. ........................     1,375
  26,900    International Paper..................       989

COMMON STOCKS--CONTINUED
                                                    VALUE
 SHARES                                             (000S)
-----------------------------------------------------------
  28,000    Temple Inland Inc. ..................  $  1,404
                                                   --------
                                                      5,504
                                                   --------
PHOTOGRAPHIC-OPTICAL--1.1%
  29,626    Eastman Kodak Co. ...................     1,657
                                                   --------
PUBLISHING--0.2%
   3,600    Gannett Inc. ........................       230
                                                   --------
RAILROADS--0.1%
   3,800    Burlington Northern Santa Fe.........        92
     842    Norfolk Southern Corp. ..............        15
                                                   --------
                                                        107
                                                   --------
RESTAURANTS--0.2%
   8,100    McDonalds Corp. .....................       309
                                                   --------
RETAIL-ALL OTHER--1.0%
   3,100    Best Buy Co. Inc.*...................       250
   3,200    Federated Department Stores Inc.*....       109
  13,749    Kmart Corp.*.........................       112
  29,496    May Department Stores Co. ...........       811
   2,771    Sears, Roebuck & Co. ................       101
     600    Target Corp. ........................        40
                                                   --------
                                                      1,423
                                                   --------
RETAIL-FOOD STORES--0.9%
  61,700    Supervalu Inc. ......................     1,276
                                                   --------
SEMICONDUCTORS--0.4%
   4,700    Motorola Inc. .......................       560
                                                   --------
SERVICES--0.6%
  21,700    H & R Block Inc. ....................       907
                                                   --------
SOFT DRINKS--1.0%
  39,800    Pepsico Inc. ........................     1,460
                                                   --------
STEEL--0.7%
  88,200    AK Steel Holding Corp. ..............       976
  11,700    Bethlehem Steel Corp.*(1) ...........        63
                                                   --------
                                                      1,039
                                                   --------
TELECOMMUNICATIONS--0.2%
   5,700    Comcast Corp. .......................       228
                                                   --------
TELEPHONES--8.7%
  28,000    ALLTEL Corp. ........................     1,866
  54,784    AT&T Corp.(1)........................     2,558
  12,156    Bell Atlantic Corp. .................       720
  27,696    Bellsouth Corp.(1)...................     1,348
  23,550    GTE Corp. ...........................     1,595
  70,413    SBC Communications Inc.(1)...........     3,085
  23,000    Sprint Corp.(1)......................     1,415
                                                   --------
                                                     12,587
                                                   --------
TOYS--0.0%
   3,300    Toys "R" Us Inc.* ...................        50
                                                   --------
TOTAL COMMON STOCKS
  (Cost $139,919)................................   141,825
                                                   --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENTS--1.3%
PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                             (000S)
-----------------------------------------------------------
 REPURCHASE AGREEMENT
 $ 1,014    Repurchase Agreement with State
              Street Bank & Trust dated April 28,
              2000 due May 1, 2000 at 4.00%
              collateralized by a U.S. Treasury
              Bill 6.875% August 15, 2025, par
              value of $950 (repurchase proceeds
              of $1,014 when closed on May 1,
              2000)..............................  $  1,014
U.S. TREASURY BILL
     850    5.580%--05/18/2000(1)................       848
                                                   --------

SHORT-TERM INVESTMENTS--CONTINUED
                                                    VALUE
                                                    (000S)
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,862)..................................  $  1,862
                                                   --------
TOTAL INVESTMENTS--99.1%
  (Cost $141,781)................................   143,687
CASH AND OTHER ASSETS, LESS LIABILITIES--0.9%....     1,378
                                                   --------
TOTAL NET ASSETS--100.0%.........................  $145,065
                                                   ========

          ------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT APRIL 30, 2000 ARE AS FOLLOWS:

                                                                                AGGREGATE                             UNREALIZED
                                                              NUMBER OF         FACE VALUE                           APPRECIATION
                      DESCRIPTION                             CONTRACTS           (000S)        EXPIRATION DATE         (000S)
                      -----------                             ---------         ----------      ---------------      ------------
S & P 500 Index Futures.................................         35                 $9          Jun-00                   $353

INVESTMENTS SOLD SHORT AT APRIL 30, 2000 ARE AS FOLLOWS:

                                              VALUE
SHARES                  SECURITY              (000S)
------                  --------              ------
 5,400      Alcan Aluminum Ltd. ............  $  177
13,100      Avon Products Inc. .............     544
 4,800      Burlington Res, Inc. ...........     189
 1,000      Canadian Imperial Bank,
            Toronto.........................      26
 3,200      Cisco Systems Inc. .............     222
 9,000      ConAgra Inc. ...................     170
 2,900      Dow Jones & Co. Inc.  ..........     188
 4,000      Eli Lilly & Co. ................     309
 2,667      Energizer Holdings Inc. ........      45
 4,800      General Electric Co. ...........     755
 6,200      General Mills Inc. .............     226
 2,700      Halliburton Co. ................     119
 3,400      Hershey Foods Corp. ............     154
 4,700      Household International Inc. ...     196
 2,500      Intel Corp. ....................     317
 9,300      Kellogg Co. ....................     227
 6,100      Lockheed Martin Corp. ..........     152
 2,000      Lucent Technologies Inc. .......     124
 3,800      Masco Corp. ....................      85
 3,900      McGraw Hill Co. ................     205
 3,300      Mellon Financial Corp. .........     106
 2,900      Microsoft Corp. ................     202
 6,300      Newell Rubbermaid Inc. .........     159
 7,500      Occidental Pete Corp. ..........     161
 4,700      Pfizer Inc. ....................     198
 3,900      Phillips Petroleum Co. .........     185

                                              VALUE
SHARES                  SECURITY              (000S)
------                  --------              ------
 2,400      Potash Corp Sask Inc. ..........  $  129
 8,000      Ralston Purina Co. .............     142
 4,600      Royal Dutch Petroleum Co.
            ADR(2)..........................     264
 4,300      SLM Holding Corp. ..............     135
14,100      Sara Lee Corp. .................     212
 3,800      Schlumberger Ltd. ..............     291
 9,700      Sysco Corp. ....................     365
 6,400      Telegobe Inc. ..................     159
 1,400      Texaco Inc. ....................      69
 3,400      Textron Inc. ...................     211
 2,300      Times Mirror Co. Series A New...     224
13,100      Transcanada Pipelines Ltd. .....      93
 6,300      Trizec Hahn Corp. ..............     102
 6,000      Tupperware Corp. ...............     113
 4,200      UST Inc. .......................      63
 3,400      Union Pac Corp. ................     143
 2,300      Unocal Corp. ...................      74
 3,300      Wal Mart Stores Inc.  ..........     183
 4,200      Warner Lambert..................     478
 2,200      Weyerhaeuser Co. ...............     118
 6,100      Winn Dixie Stores Inc. .........     101
 2,900      Wrigley Wm Jr. Co. .............     210
   736      Transocean Sedco Forex Inc. ....      35
                                              ------
                                              $9,355
TOTAL INVESTMENTS SOLD SHORT
  (proceeds $9,331).........................
                                              ======

------------

1 At April 30, 2000, securities, held by the Fund, or a portion of these securities, were pledged to cover margin requirements for open future contracts and investments sold short. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $18,216.
2 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
TOTAL INVESTMENTS (% OF NET ASSETS)

(Excludes excess of liabilities over other assets and short-term investments of -23.6%)

    Asset-Backed Securities             3.8
    Foreign Government Obligations      4.5
    U.S. Government Obligations         10.8
    Corporate Bonds & Notes             51.1
    Mortgage-Backed Securities          53.4

ASSET-BACKED SECURITIES--3.8%
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                             (000S)
------------------------------------------------------------
            Bayview Financial Revolving Mortgage
              Loan
              Series 1999, Cl. M2
 $10,000      7.455%--08/25/2029(2,8,11).........  $   9,834
            Firstplus Home Loan Owner Trust
              Series 1998-2 Cl. A3
   3,477      6.320%--11/10/2013(10,11)..........      3,467
            SLM Student Loan Marketing
              Association Trust
              Series 1995-1 Cl. A2
   5,000      6.554%--10/25/2007(8,11)...........      4,968
            Student Loan Marketing Association
              MTN(1)
   5,000      6.080%--06/30/2000(8,11)...........      5,000
                                                   ---------
TOTAL ASSET-BACKED SECURITIES
  (Cost $23,324).................................     23,269
                                                   ---------

CORPORATE BONDS & NOTES--51.1%
            Associates Corp. North America
   5,000      6.210%--08/27/2001(8,11)...........      4,999
            Atlas Cl. A plc
   2,700      8.830%--04/04/2003(2,8)............      2,700
            Banesto Del Inc.
   3,000      8.250%--07/28/2002(11).............      3,019
            Banponce Corp.
   2,000      6.750%--12/15/2005(11).............      1,829
            Beaver Valley II Funding Corp.
   4,000      8.625%--06/01/2007(11).............      3,950
            Beneficial Corp. MTN(1)
  10,000      6.500%--04/02/2002(8,11)...........      9,997
            Calpine Corp.
   3,000      8.750%--07/15/2007(11).............      2,974
   1,200      7.875%--04/01/2008(11).............      1,135
                                                   ---------
                                                       4,109
                                                   ---------
            Cemex SA MTN(1)
   1,000      8.500%--08/31/2000.................      1,003

CORPORATE BONDS & NOTES--CONTINUED
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                             (000S)
------------------------------------------------------------
            Central Power & Light Co.
 $ 9,900      6.710%--11/23/2001(8)..............  $   9,893
            Century Communications Corp.
   1,200      0.000%--03/15/2003(12).............        888
            Cincinnati Financial Corp.
   5,000      6.900%--05/15/2028(11).............      4,225
            Citicorp
  10,625      7.125%--03/15/2004(11).............     10,409
            Cleveland Electric Illuminating Co.
              Series B
   2,000      9.500%--05/15/2005(11).............      2,027
            CMS Energy Corp.
   1,200      8.125%--05/15/2002.................      1,167
            Credit Suisse First Boston
  10,000      6.500%--05/01/2008(2,11)...........      9,165
            DaimlerChrysler AG
  10,000      6.406%--01/18/2002(8,11)...........     10,001
            DDTE Capital Corp.
  10,000      7.110%--11/15/2003(2,8,11).........      9,578
            Dean Witter Discover & Co. MTN(1)
   9,000      6.646%--10/05/2002(8)..............      9,031
            First Chicago Corp. MTN(1)
  10,000      6.230%--03/11/2002(8,11)...........     10,016
  10,000      6.348%--06/26/2002(8,11)...........      9,981
                                                   ---------
                                                      19,997
                                                   ---------
            General Motors Acceptance Corp.
  10,000      6.500%--04/29/2002(8,11)...........      9,982
   5,000      5.750%--11/10/2003(11).............      4,707
                                                   ---------
                                                      14,689
                                                   ---------
            General Motors Acceptance Corp.
              MTN(1)
   8,000      6.500%--12/17/2001(8,11)...........      8,028
   3,000      5.550%--09/15/2003(8,11)...........      2,817
                                                   ---------
                                                      10,845
                                                   ---------
            GMACCM Mortgage Trust I
              Series 1999-D Cl. A
  14,188      6.548%--09/20/2004(2,11)...........     14,175
            Gold Eagle Capital Ltd., Cl. B
   3,000      11.530%--04/15/2001(2,8)...........      3,185
            Goldman Sachs Group LP MTN(1)
  10,000      6.340%--02/20/2001(2,8,11).........     10,013
            Gulf STS Utilities Co.
     400      8.210%--01/01/2002.................        400
            HMH Properties, Inc.
   3,000      7.875%--08/01/2005.................      2,715
            IBRD World Bank
 NZ$ 900      7.250%--05/27/2003.................        432
            International American Development
              Bank
   3,500      5.750%--04/15/2004.................      1,602

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CORPORATE BONDS & NOTES--CONTINUED
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                             (000S)
------------------------------------------------------------
            International Game Technology
 $ 6,500      7.875%--05/15/2004(11).............  $   6,191
            Korea Development Bank
 E10,000      3.636%--05/14/2001(8)..............      4,573
            KPNQwest
 $ 5,000      8.125%--06/01/2009(2)..............      4,775
            Lehman Brothers Holdings Inc. MTN(1)
   6,200      7.190%--04/02/2002(8,11)...........      6,229
            Merrill Lynch & Co., Inc. MTN(1)
  10,000      6.330%--09/30/2000(7)..............     10,006
            Mexico Credit Link
   5,000      10.557%--02/22/2002(8).............      4,974
            Meyer, Fred Inc. New
   5,000      7.150%--03/01/2003(11).............      4,843
            MFN Financial Corp.
   1,000      10.000%--03/23/2001(11)............        945
            Nabors Industries Inc.
  10,000      6.800%--04/15/2004(11).............      9,619
            Occidental Petroleum Corp.
   5,000      6.400%--04/01/2003(7)..............      4,759
            Orion Network Sys. Inc.
   2,500      12.500%--01/15/2007(9).............        963
            Prudential Funding Corp. MTN(1)
   5,000      6.670%--08/01/2000(2,8,11).........      4,996
            Saferco Products Inc. MTN(1)
     500      9.630%--05/31/2000(14).............        502
            Salomon Brothers Mortgage Services
              VII Inc.
   9,350      6.550%--12/15/2029(8)..............      9,356
            Salomon Inc. CPI Bond(4)
   5,346      3.650%--02/14/2002.................      5,276
            Sasco Floating Rate Mortgage
   8,933      6.730%--10/21/2013(2,8)............      8,936
            TCI Communications Inc. MTN(1)
   5,000      6.855%--09/11/2000(8,11)...........      4,997
            Tenet Healthcare Corp.
   4,443      8.625%--12/01/2003.................      4,323
            Time Warner Inc.
     450      7.975%--08/15/2004(11).............        452
            TRW Inc.
   3,500      6.625%--06/01/2004(2)..............      3,297
            Wells Fargo Bank NA
  10,000      6.891%--05/02/2005(8)..............      9,994
            Westdeutsche Landesbank Giroz
  12,300      6.050%--01/15/2009(11).............     10,800
            Worldcom Inc.
  13,250      8.875%--01/15/2006.................     13,670
                                                   ---------
TOTAL CORPORATE BONDS & NOTES
  (Cost $320,753)................................    310,519
                                                   ---------
FOREIGN GOVERNMENT OBLIGATIONS--4.5%
PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                             (000S)
------------------------------------------------------------
            Federal Republic of Brazil
 $ 8,561      7.000%--01/01/2001(8)..............  $   8,578
            Government of New Zealand(13)
 NZ$3,400     10.000%--03/15/2002................      1,738
   3,200      5.500%--04/15/2003.................      1,492
                                                   ---------
                                                       3,230
                                                   ---------
            Republic of Argentina
 $ 6,800      6.073%--04/10/2005(8,11)...........      6,383
            Republic of Philippines
   5,000      9.500%--10/21/2024.................      4,794
            United Mexican States(8)
   3,000      7.493%--06/27/2002.................      3,013
   1,589      7.333%--03/25/2005.................      1,587
                                                   ---------
                                                       4,600
                                                   ---------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (Cost $27,938).................................     27,585
                                                   ---------

MORTGAGE-BACKED SECURITIES--53.4%
COLLATERALIZED MORTGAGE OBLIGATIONS
            Chase Mortgage Financial Corp.
              REMIC(3)
              Series 1993-N Cl. A9
   3,000      6.750%--11/25/2024(11).............      2,632
            Collateralized Mortgage Securities
              Corp
              Series F Cl. 4
     119      11.450%--11/01/2015................        119
            Collateralized Mortgage Securities
              Corp REMIC(3)
              Series 1988-4 Cl. B
     139      8.750%--04/20/2019(11).............        141
            Commercial Mortgage Asset Trust
              Pass Thru Certificate Series
              1999-C1 Cl. A1
   4,712      6.250%--08/17/2006(7)..............      4,471
            Countrywide Home Loans REMIC(3)
              Series 1997-6 Cl. A10
  10,000      7.250%--11/25/2027(8,11)...........      9,431
            Drexel Burnham Lambert REMIC(3)
              Series H Cl. 4
   5,841      8.500%--04/01/2017(11).............      5,851
            Federal Home Loan Mortgage Corp.
              Pass Thru Certificates
  12,262      6.098%--08/15/2032(7,11)...........     11,803
            Federal Home Loan Mortgage Corp.
              REMIC(3)
   1,135      9.000%--12/15/2020(11).............      1,167
   2,764      8.000%--08/15/2022.................      2,747
   6,765      6.500%--02/15/2023(5)..............        967
  10,000      6.000%--08/15/2026(11).............      9,035
                                                   ---------
                                                      13,916
                                                   ---------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                             (000S)
------------------------------------------------------------
            Federal National Mortgage Association
              REMIC(3)
 $   743      6.500%--02/25/2007(5,11)...........  $      44
   1,118      6.000%--07/25/2017(5)..............         27
     304      6.000%--04/25/2019(11).............        302
   2,000      6.500%--12/25/2020(11).............      1,936
   7,396      7.000%--04/18/2027(11).............      6,541
                                                   ---------
                                                       8,850
                                                   ---------
            GE Capital Mortgage Services Inc.
              REMIC(3)
              Series 1994-6 Cl. A3
   3,620      6.500%--12/25/2022.................      3,182
              Series 1998-17 Cl. A3
   9,848      6.750%--10/25/2028(11).............      8,996
                                                   ---------
                                                      12,178
                                                   ---------
            Kidder Peabody Acceptance Corp. I
              REMIC(3)
              Series 1994-2 Cl. 1A2
   1,390      8.243%--09/25/2024(7,11)...........      1,384

            Norwest Asset Securities Corp.
              REMIC(3)
              Series 1997-19 Cl. A8
   6,200      7.250%--12/25/2027(11).............      5,880
              Series 1998-12 Cl. A9
   5,000      6.750%--06/25/2028(11).............      4,487
                                                   ---------
                                                      10,367
                                                   ---------
            PNC Mortgage Securities Corp.
              REMIC(3)
              Series 1998-14 Cl. 3A3
  17,726      6.500%--02/25/2029.................     15,833
              Series 1999-4 Cl. 1A8
   9,800      6.200%--06/25/2029.................      9,234
                                                   ---------
                                                      25,067
                                                   ---------
            PP & L Transition
              Series 1999 Cl. A4
  10,000      6.720%--12/26/2005.................      9,758

            Prudential Home Mortgage Securities
              Co. REMIC(3)
              Series 1993-55 Cl. A1
     756      7.840%--12/25/2023(8,11)...........        753
            Residential Asset Securitization
              Trust REMIC(3)
              Series 1993 Cl. A-8
   5,691      6.750%--08/25/2008(11).............      5,455
              Series 1998-A13 Cl. 1A3
   6,931      6.500%--12/25/2028(11).............      6,139
                                                   ---------
                                                      11,594
                                                   ---------
            Residential Funding Mortgage
              Securities I Inc.
              Series 1997-S8 Cl. A9
   9,500      7.500%--06/25/2027(11).............      9,250

            Resolution Trust Corporation Mortgage
              Pass Thru Certificate REMIC(3)
              Series 1991-3 Cl. 1L
   2,693      8.685%--08/25/2021(8,11)...........      2,682
            Sears Mortgage Securities Corp.
              Series 1992 Cl. A
     427      6.922%--10/25/2022(2,8)............        432

MORTGAGE-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                             (000S)
------------------------------------------------------------
            SLM Student Loan Trust
              Series 1997-2 Cl. A1
 $ 2,137      6.344%--10/25/2005(2,8,11).........  $   2,124
              Series 1997-3 Cl. A1
   5,411      6.404%--04/25/2006(8,11)...........      5,390
                                                   ---------
                                                       7,514
                                                   ---------
            Structured Asset Mortgage Investments
              Inc. REMIC(3)
              Series 1998-9 Cl. 1A3
   5,000      6.250%--11/25/2028.................      4,370
                                                   ---------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS........    152,563
                                                   ---------
OTHER MORTGAGE-BACKED SECURITIES
            Asset Backed Securities Corp.
   7,970      6.515%--03/18/2029(8,11)...........      7,995
            EQCC Home Equity Loan Trust
   3,124      6.050%--01/25/2010(11).............      3,099
            Federal Home Loan
              Pass Thru Certificates
       4      10.500%--09/01/2000................          4
      44      8.000%--06/01/2011.................         44
      37      8.500%--02/01/2017(11).............         38
     715      7.431%--06/01/2024(7,11)...........        734
     907      6.000%--02/01/2029.................        822
                                                   ---------
                                                       1,642
                                                   ---------
            Federal Housing Authority Project
              223C Reilly-52
     290      5.150%--06/01/2018.................        250
              221 Grey 98-4
   7,790      7.430%--10/01/2020(11).............      7,746
              221D4 Banco-5
     720      7.400%--02/01/2021.................        707
              221D4 Banco-15
     247      0.010%--05/01/2021.................        246
                                                   ---------
                                                       8,949
                                                   ---------
            Federal National Mortgage Association
              Pass Thru Certificates
      82      9.000%--03/01/2005(11).............         85
     962      9.000%--11/01/2009(11).............        990
      14      8.500%--12/01/2009.................         14
      54      9.500%--04/01/2011.................         57
                                                   ---------
                                                       1,146
                                                   ---------
            Government National Mortgage
              Association II(7)
     995      6.375%--03/20/2017(11).............      1,004
     391      6.750%--08/15/2017.................        372
   2,377      6.750%--08/20/2022(11).............      2,395
   1,525      6.750%--09/20/2023(11).............      1,535
     431      6.375%--05/20/2024(11).............        432
      47      6.750%--07/20/2024.................         48
   3,325      6.750%--09/20/2024(11).............      3,341
     366      7.125%--12/20/2024(11).............        370
   1,222      6.375%--01/20/2025(11).............      1,227
     919      6.375%--02/20/2025(11).............        923
     840      7.125%--10/20/2025(11).............        850

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                             (000S)
------------------------------------------------------------
 $ 2,279      7.125%--11/20/2025(11).............  $   2,304
     674      7.125%--12/20/2026(11).............        680
   5,266      6.750%--07/20/2027.................      5,278
                                                   ---------
                                                      20,759
                                                   ---------
            Government National Mortgage
              Association
              TBA(6)
              May Delivery
  30,200      6.000%--12/31/2099.................     27,454
  62,000      6.500%--12/31/2099.................     58,105
  10,000      7.000%--12/31/2099.................      9,619
  30,400      7.500%--12/31/2099.................     29,887
                                                   ---------
                                                     125,065
                                                   ---------
            United Airlines Pass Thru Certificate
              Series 1993 Cl. C2
   3,000      9.060%--06/17/2015(7,11)...........      3,020
                                                   ---------
TOTAL OTHER MORTGAGE-BACKED SECURITIES...........    171,675
                                                   ---------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $336,271)................................    324,238
                                                   ---------
U.S. GOVERNMENT OBLIGATIONS--10.8%
            U.S. Treasury Bonds Strips
   7,000      0.010%--05/15/2020.................      2,075
     900      0.010%--11/15/2021.................        246
                                                   ---------
                                                       2,321
                                                   ---------
            U.S. Treasury Bonds
   6,100      11.250%--02/15/2015................      8,925
   2,900      10.625%--08/15/2015................      4,077
   6,400      8.875%--08/15/2017.................      8,092
   4,800      8.750%--08/15/2020.................      6,134
   7,500      8.000%--11/15/2021.................      9,017
   1,900      6.000%--02/15/2026.................      1,848
   2,048      3.875%--04/15/2029.................      2,053
                                                   ---------
                                                      40,146
                                                   ---------
            U.S. Treasury Notes
   2,110      5.125%--08/31/2000(11).............      2,103
  21,274      3.625%--07/15/2002(4)..............     21,234
                                                   ---------
                                                      23,337
                                                   ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $65,176).................................     65,804
                                                   ---------

SHORT-TERM INVESTMENTS--2.9%
PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                             (000S)
------------------------------------------------------------
COMMERCIAL PAPER
            General Electric Capital Corp.
 $   200      6.090%--05/02/2000.................  $     200
   5,000      6.140%--07/13/2000.................      4,936
                                                   ---------
                                                       5,136
                                                   ---------
            Honeywell International Inc.
   2,300      6.090%--05/19/2000.................      2,293
            USAA Capital Corp.
   5,100      6.040%--06/12/2000.................      5,064
                                                   ---------
TOTAL COMMERCIAL PAPER...........................     12,493
                                                   ---------
REPURCHASE AGREEMENT
            Repurchase Agreement with State
              Street Bank & Trust dated April 28,
              2000 due May 1, 2000 at 5.60%
              collateralized by a U.S. Treasury
              Note 8.500% November 15, 2000, par
              value of $4,995 (repurchase
              proceeds of $5,139 when closed on
   5,137      May 1, 2000).......................      5,137
                                                   ---------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $17,630).................................     17,630
                                                   ---------
TOTAL INVESTMENTS--126.5%
  (Cost $791,092)................................    769,045
CASH AND OTHER ASSETS, LESS
LIABILITIES--(26.5)%.............................   (161,334)
                                                   ---------
TOTAL NET ASSETS--100.0%.........................  $ 607,711
                                                   =========

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SWAP AGREEMENTS AT APRIL 30, 2000 ARE AS FOLLOWS:

   PAR                                                                                              UNREALIZED
  VALUE                                                                                           (DEPRECIATION)
  (000S)                             DESCRIPTION                               COUNTERPARTY           (000S)
  ------                             -----------                               ------------       --------------
 Y 580,000   To make or receive semi-annual payments through 04/14/2008      Deutsche Bank AG-        $(195)
             based on the difference between (A) the 10 year fixed           New York Branch
             interest rate of 2.295% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.
   377,000   To make or receive semi-annual payments through 04/15/2008      Deutsche Bank AG-         (129)
             based on the difference between (A) the 10 year fixed           New York Branch
             interest rate of 2.305% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.
  $  2,400   To make semi-annual payments through 03/28/2001 of a fixed      Deutsche Bank AG-         (111)
             interest rate of 5.700%. In the event of default of Republic    London
             of Argentina Floating Rate Notes and/or Spread-Adjusted
             Notes, the counterparty is obligated to deliver to the Fund the Republic of Argentina FRAN's due 04/10/2005 or the
             Republic of Argentina SPAN's due 11/30/2002 at par.
     1,000   To make semi-annual payments through 03/22/2001 of a fixed      Deutsche Bank AG-          (51)
             interest rate of 6.150%. In the event of default of Republic    London
             of Argentina Floating Rate Notes and/or Spread-Adjusted
             Notes, the counterparty is obligated to deliver to the Fund the Republic of Argentina FRAN's due 04/10/2005 or the
             Republic of Argentina SPAN's due 11/30/2002 at par.
                                                                                                      -----
                                                                                                      $(486)
                                                                                                      =====

FUTURES CONTRACTS WHICH WERE OPEN AT APRIL 30, 2000 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                              AGGREGATE                            APPRECIATION/
                                                            NUMBER OF         FACE VALUE                           (DEPRECIATION)
                     DESCRIPTION                            CONTRACTS           (000S)        EXPIRATION DATE          (000S)
                     -----------                            ---------         ----------      ---------------      --------------
U.S. Treasury Bond--30 Yr. (Buy)......................         258             $ 25,800           Jun-00                $ 24
U.S. Treasury Bond--10 Yr. (Buy)......................         238               23,800           Jun-00                 (15)
U.S. Treasury Note--5 Yr. (Sell)......................        (379)             (37,900)          Jun-00                 237
Eurodollar (Buy)......................................          90            E$ 22,500           Mar-01                 (68)
                                                                                                                        ----
                                                                                                                        $178
                                                                                                                        ====

WRITTEN OPTIONS WHICH WERE OPEN AT APRIL 30, 2000 ARE AS FOLLOWS:

                                                            NUMBER OF
                                                             SHARES/                                                    VALUE
                     DESCRIPTION                            CONTRACTS      STRIKE PRICE         EXPIRATION DATE         (000S)
                     -----------                            ---------      ------------         ---------------         ------
U.S. Treasury Bond (Put)..............................          42           $ 96.00                May-00              $ (12)
U.S. Treasury Bond (Call).............................          36             98.00                May-00                (11)
U.S. Treasury Bond (Call).............................         153            100.00                May-00                 (7)
U.S. Treasury Notes (Put).............................         217             96.00                May-00                (14)
U.S. Treasury Notes (Put).............................          42             95.00                May-00                 (5)
U.S. Treasury Notes (Call)............................          42             99.00                May-00                 (3)
U.S. Treasury Notes (Call)............................          12             98.00                May-00                 (3)
Eurodollar Futures (Put)..............................         344             93.00                Dec-00               (353)
Eurodollar Futures (Put)..............................         228             93.50                Dec-00               (465)
Eurodollar Futures (Put)..............................          64             92.75                Mar-01                (56)
Eurodollar Futures (Call).............................          64             93.25                Mar-01                (17)
                                                                                                                        -----
Written options outstanding, at value (premiums
  received of $767)...................................                                                                  $(946)
                                                                                                                        =====

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
TOTAL INVESTMENTS (% OF NET ASSETS)

(Excludes net cash and short-term investments of 15.9%)

    Corporate Bonds & Notes             3.1
    U.S. Government Obligations         3.8
    Mortgage-Backed Securities          10.6
    Asset-Backed Securities             66.6

ASSET-BACKED SECURITIES--66.6%
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                              (000S)
------------------------------------------------------------
            Allied Capital Commercial Mortgage
              Trust
              Series 1998-1 Cl. A
 $   865    6.310%--05/25/2003(1,4)...............  $    845
            Arcadia Automobile Receivables
              Series 1998-B Cl. A5
   7,500    6.060%--06/15/2002....................     7,263
            Beneficial Home Equity Loan Trust
              Series 1996-1 Cl. A
   1,231    6.309%--04/28/2026(3,4)...............     1,232
            BMW Vehicle Owner Trust
              Series 1999-A Cl. A2
   4,376    6.160%--12/25/2001(4).................     4,369
            Bombardier Receivables Trust I
              Series 1996-2 Cl. A
   6,000    6.250%--04/15/2004(3,4)...............     6,005
            Campobello Master Trust
              Series 1999-1A Cl. B
   3,000    6.680%--12/15/2006(1,3)...............     2,993
            Capital Auto Receivables Assets
   5,000    6.810%--02/15/2003....................     5,000
            CIT Marine Trust
              Series 1999-A Cl. A
   2,000    5.800%--04/15/2010....................     1,913
            CIT RV Trust Cl.
              Series 1997-A Cl.A4
     545    6.200%--10/15/2006(4).................       545
            Discover Card Master Trust
              Series 1995-2 Cl. A
   5,955    6.550%--02/18/2003....................     5,956
            Series 1994-2 Cl. A
   5,000    6.480%--10/16/2004(3,4)...............     5,020
                                                    --------
                                                      10,976
                                                    --------

ASSET-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                              (000S)
------------------------------------------------------------
            Felco Funding III
              Series 2000-1 Cl. A3
 $ 4,000    7.585%--06/15/2004(1,4)...............  $  4,017
            First Chicago Master Trust
              Series 1996-R Cl. A
     417    6.200%--07/15/2001(3,4)...............       417
            Ford Credit Auto Owner Trust
              Series 2000-B Cl. A2
   6,000    6.820%--08/15/2002....................     5,993
            Green Tree Financial Corp.
              Pass Thru Certificates
              Series 1995-10 Cl. A4
   1,169    6.300%--02/15/2027....................     1,169
            Series 1996-10 Cl. A4
   2,575    6.420%--11/15/2028....................     2,562
            Series 1998-A Cl. A2
   1,163    6.040%--06/15/2029....................     1,161
                                                    --------
                                                       4,892
                                                    --------
            Honda Auto Lease Trust
              Series 1999-1 Cl. A2
   6,000    6.650%--07/15/2005(4).................     5,941
            Leaf Master Trust I
              Series 1999-1 Cl. A1
   5,000    6.396%--11/15/2004(1,3)...............     5,002
            Merrill Lynch Home Equity Loan Trust
              Series 1992-1 Cl. A
      74    6.587%--07/15/2022(3,4)...............        74
            Metris Master Trust
              Series 1998-1A Cl. B
   4,000    6.580%--08/20/2005(3,4)...............     3,984
            Norwest Asset Securities Corp.
              Series 1999-16 Cl. A1
   6,000    6.000%--06/25/2029....................     5,880
            Premier Auto Trust
            Series 1998-4 Cl. A2
     480    5.560%--04/08/2001....................       480
            Series 1996-3 Cl. CTFS
   3,000    6.950%--11/06/2001....................     3,002
            Series 1999-3 Cl. A2
   3,045    5.820%--02/08/2002....................     3,037
                                                    --------
                                                       6,519
                                                    --------
            Rental Car Financial Corp.
              Series 1997-1 Cl. A1
   4,500    6.250%--06/25/2003(1).................     4,456

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

ASSET-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                              (000S)
------------------------------------------------------------
            Saxon Asset Securities Trust
              Series 1998-2 Cl. AV2
 $ 1,070    6.200%--04/25/2018....................  $  1,061
            Sears Credit Account Master Trust II
              Series 1998-1 Cl. A
   5,000    5.800%--08/15/2005....................     4,954
            Signet Helco Trust
              Series 1995-A Cl. A
   1,297    6.400%--06/20/2004(3,4)...............     1,299
            Standard Credit Card Master Trust I
              Series 1995-J1 Cl. B
   4,000    6.389%--08/07/2000(1,3)...............     3,996
            Toyota Auto Lease Trust
              Series 1998-B Cl. A1
   6,166    5.350%--07/25/2002....................     6,125
                                                    --------
TOTAL ASSET-BACKED SECURITIES
  (Cost $106,120).................................   105,751
                                                    --------
CORPORATE BONDS & NOTES--3.1%
(Cost $5,000)
            Key Bank N A
   5,000    6.625%--10/27/2000(3,4)...............     5,004
MORTGAGE-BACKED SECURITIES--10.6%
COLLATERALIZED MORTGAGE OBLIGATIONS
            Contimortgage Home Equity Trust
              Pass Thru Certificates
              Series 1998-3 Cl. A10
   4,000    5.840%--05/15/2016....................     3,933
            Federal Home Loan Mortgage
              Multiclass Mortgage Series 2012 Cl.
              A REMIC(2)
   8,310    6.900%--04/15/2026(4).................     8,090
            Federal National Mortgage Association
              Series 1993-163 Cl. BK REMIC(2)
     146    6.150%--11/25/2017(4).................       145
            Series 1996-70 Cl. PD REMIC(2)
   2,000    6.250%--07/25/2018....................     1,974
                                                    --------
                                                       2,119
                                                    --------
            Green Tree Financial Corp.
              Pass Thru Certificates
              Series 1999--1 Cl. A-2
   2,656    5.430%--03/01/2020....................     2,648
                                                    --------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $17,112)..................................    16,790
                                                    --------
U.S. GOVERNMENT OBLIGATIONS--3.8%
(Cost $6,089)
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                             (000S)
------------------------------------------------------------
            U.S. Treasury Notes
 $ 6,100    6.500%--02/28/2002....................  $  6,079

SHORT-TERM INVESTMENTS--16.6%
COMMERCIAL PAPER
            Banque Generale Du Luxembourg
   6,000    6.030%--05/15/2000....................     5,986
            General Electric Capital Corp.
   5,000    6.140%--06/06/2000....................     4,969
                                                    --------
TOTAL COMMERCIAL PAPER............................    10,955
                                                    --------
REPURCHASE AGREEMENT
            Repurchase Agreement with State Street
              Bank & Trust dated April 28, 2000
              due May 1, 2000 at 5.65%
              collateralized by a U.S. Treasury
              Bill 11.250% February 15, 2015, par
              value of $10,275 (repurchase
              proceeds of $14,915 when closed on
  14,908      May 1, 2000)........................    14,908
                                                    --------
U.S. TREASURY BILL
     500    5.240%--05/04/2000(4).................       500
                                                    --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $26,363)..................................    26,363
                                                    --------
TOTAL INVESTMENTS--100.7%
  (Cost $160,684).................................   159,987
CASH AND OTHER ASSETS, LESS LIABILITIES--(0.7)%...    (1,167)
                                                    --------
TOTAL NET ASSETS--100.0%..........................  $158,820
                                                    ========

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

FUTURES CONTRACTS WHICH WERE OPEN AT APRIL 30, 2000 ARE AS FOLLOWS:

                                                                                                           UNREALIZED
                                                                             AGGREGATE                   APPRECIATION/
                                                                NUMBER OF    FACE VALUE    EXPIRATION    (DEPRECIATION)
                        DESCRIPTION                             CONTRACTS      (000S)         DATE           (000S)
                        -----------                             ---------    ----------    ----------    --------------
U.S. Treasury Note--5 Yr. (Sell)............................      (211)      $ (21,100)      Jun-00           $220
U.S. Treasury Note--2 Yr. (Buy).............................        22           4,400       Jun-00            (37)
Eurodollar (Buy)............................................        48       E$ 12,000       Jun-00            (30)
                                                                                                              ----
                                                                                                              $153
                                                                                                              ====

------------

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities were valued at $25,293 or 15.9% of net assets.
2 REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
3 Floating rate security. The stated rate represents the rate in effect at April 30, 2000.
4 At April 30, 2000, securities held by the Fund, or a portion of these securities, were pledged to cover margin requirements for open future contracts. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $43,859.
E$ Eurodollar.

    The accompanying notes are an integral part of the financial statements.

HARBOR MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
TOTAL INVESTMENTS (% OF NET ASSETS)

(Excludes net cash of 0.4%)

    Repurchase Agreement                0.8
    Bank Obligations                    29.3
    Commercial Paper                    69.5

BANK OBLIGATIONS--29.3%
PRINCIPAL
 AMOUNT                                              VALUE
 (000S)                                             (000S)
-----------------------------------------------------------
            Bank Austria Aktiengesellschaf NY
 $4,000       6.650%--02/02/2001..................  $ 3,999
            Bank of Scotland Treasury Service
  4,000       6.000%--06/09/2000..................    3,974
            Bank One NA
  4,000       6.020%--05/24/2000..................    4,000
            Canadian Imperial Bank
  3,000       6.200%--08/01/2000..................    2,999
            CommerzBank New York Branch
    500       5.890%--08/07/2000..................      499
            Harris Trust & Savings Bank
  2,000       6.110%--05/30/2000..................    2,000
            Societe Generale
  4,000       6.200%--08/16/2000..................    4,000
            Toronto Dominion Bank NY
  4,000       6.080%--06/28/2000..................    4,000
            Westpac Banking Corp.
  3,000       5.200%--05/10/2000..................    2,990
                                                    -------
TOTAL BANK OBLIGATIONS
  (Cost $28,462)..................................   28,461
                                                    -------
COMMERCIAL PAPER--69.5%
            Abbey National plc
 $4,000       6.050%--08/15/2000..................  $ 3,929
            Aegon Funding Corp. Yrs. 3&4
  3,500       6.100%--07/07/2000..................    3,460
            Banque Et Caisse D'Epargne
  4,000       6.120%--08/08/2000..................    3,933
            Banque Generale Du Luxembourg
  4,050       6.030%--05/15/2000..................    4,041
            BCI Funding Corp.
  4,000       5.910%--05/09/2000..................    3,995
            Bill North American Inc.
  4,000       6.020%--05/19/2000..................    3,988
            British Telecommunications plc
  4,000       5.890%--05/09/2000..................    3,995
            General Electric Capital Corp.
  4,000       6.140%--06/06/2000..................    3,975
            National Rural Utilities
  3,800       6.130%--09/12/2000..................    3,713
            Oesterreichische Kontrollbank
  4,000       6.180%--06/16/2000..................    3,968
            Paccar Financial Corp.
  4,500       6.030%--05/25/2000..................    4,482
            Pacific Mutual
  4,000       5.970%--05/03/2000..................    3,999
            San Paolo U.S. Finance Co.
  4,000       5.840%--05/01/2000..................    4,000
            Sigma Finance Corp.
  4,000       6.060%--08/17/2000..................    3,927
            Svenska Handelsbanken Inc.
  4,000       5.900%--05/03/2000..................    3,999
            Swedbank Forenings
  4,000       6.041%--06/02/2000..................    3,979
            Telstra Corp. Ltd.
  4,000       5.850%--05/05/2000..................    3,997
                                                    -------
TOTAL COMMERCIAL PAPER
  (Cost $67,379)..................................   67,380
                                                    -------

REPURCHASE AGREEMENT--0.8%
(Cost $774)
            Repurchase Agreement with State Street
              Bank & Trust dated April 28, 2000
              due May 1, 2000 at 5.65%
              collateralized by a U.S. Treasury
              Bill 8.500% February 15, 2020, par
              value of $630 (repurchase proceeds
              of $774 when closed on May 1,
    774       2000)...............................      774
                                                    -------

TOTAL INVESTMENTS--99.6%
  (Cost $96,615)(1)...............................   96,615
CASH AND OTHER ASSETS, LESS LIABILITIES--0.4%.....      352
                                                    -------
TOTAL NET ASSETS--100.0%..........................  $96,967
                                                    =======

------------
1  The aggregate identified cost on a tax basis is the same.

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--APRIL 30, 2000 (UNAUDITED)

(All amounts in Thousands, except per share amount)

                                                                                    HARBOR
                                                               HARBOR            INTERNATIONAL
                                                               GROWTH               GROWTH
--------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS, AT IDENTIFIED COST*............................  $172,697            $1,283,767
--------------------------------------------------------------------------------------------------
Investments, at value.......................................  $268,564            $1,529,695
Repurchase agreements.......................................        --                    --
Cash........................................................         1                    --
Cash on deposit with broker for investments sold short......        --                    --
Foreign currency, at value (cost: $0; $424; $0; $590;
  $4,379; $0; $326; $0; $0).................................        --                   425
Receivables for:
  Investments sold..........................................       195                39,722
  Capital shares sold.......................................     1,442                   300
  Dividends.................................................        --                 1,388
  Interest..................................................        84                    51
  Open forward currency contracts...........................        --                    --
  Variation margin on futures contracts.....................        --                    --
Deferred organization costs.................................        --                    --
Withholding tax receivable..................................        --                 1,160
Other assets................................................        36                     3
--------------------------------------------------------------------------------------------------
      TOTAL ASSETS..........................................   270,322             1,572,744
LIABILITIES
Payables for:
  Investments purchased.....................................     3,466                29,760
  Capital shares reacquired.................................       116                 2,490
  Dividends to shareholders.................................        --                    --
  Investments sold short, at value (proceeds $0; $0; $0; $0;
    $0; $9,331; $0; $0; $0).................................        --                    --
  Written options, at value (premiums received $0; $0; $0;
    $0; $0; $0; $767; $0; $0)...............................        --                    --
  Swap agreements...........................................        --                    --
  Interest on swap agreements...............................        --                    --
  Open forward currency contracts...........................        --                    --
  Variation margin on futures contracts.....................        --                    --
  Dividends payable on investments sold short...............        --                    --
Accrued expenses:
  Adviser's fees............................................       229                   908
  Trustees' fees............................................        --                     5
  Transfer agent's fees.....................................        --                    89
  Other.....................................................        12                   471
--------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES.....................................     3,823                33,723
NET ASSETS..................................................  $266,499            $1,539,021
==================================================================================================
Net assets consist of:
  Paid-in capital...........................................  $157,973            $1,178,498
  Undistributed/(over-distributed) net investment income....        61                   208
  Accumulated net realized gain/(loss)......................    12,598               114,603
  Unrealized appreciation/(depreciation) of investments,
    swap agreements, written options, foreign currency,
    investments sold short and translation of assets and
    liabilities in foreign currencies.......................    95,867               245,712
  Unrealized appreciation/(depreciation) of futures and
    forward contracts.......................................        --                    --
--------------------------------------------------------------------------------------------------
                                                              $266,499            $1,539,021
==================================================================================================
Shares of beneficial interest...............................    11,289                75,293
Net asset value, offering and redemption price per share....  $  23.61            $    20.44

------------
* Including repurchase agreements and short-term investments
    The accompanying notes are an integral part of the financial statements.

   HARBOR
  CAPITAL           HARBOR           HARBOR        HARBOR     HARBOR        HARBOR          HARBOR
APPRECIATION   INTERNATIONAL II   INTERNATIONAL    VALUE       BOND     SHORT DURATION   MONEY MARKET
------------------------------------------------------------------------------------------------------
 $6,828,364        $ 95,547        $3,014,828     $141,781   $791,092      $160,684         $96,615
------------------------------------------------------------------------------------------------------
 $9,434,555        $113,939        $5,042,807     $142,673   $763,908      $145,079         $95,841
         --              --                --        1,014      5,137        14,908             774
          1             239                 4        1,837         --            --               1
         --              --                --       10,632         --            --              --
         --             591             4,369           --        322            --              --
     47,272           2,751             1,022          133     31,544            --              --
     15,093             197             1,269          153        681            58             186
      4,594             230            19,496          180         --            --              --
        263              --               429           --      7,300           651             451
         --              --                --           --         12            --              --
         --              --                --           --        291            15              --
         --               5                --           --         --            --              --
         --             268            10,059           --         --            --              --
          4               3                 5           76          3            29              26
------------------------------------------------------------------------------------------------------
  9,501,782         118,223         5,079,460      156,698    809,198       160,740          97,279
    255,002           2,469             1,026          613    197,387            --              --
      6,900             126            51,501        1,496      1,692         1,881             265
         --              --                 5           --         --             5              12
         --              --                --        9,355         --            --              --
         --              --                --           --        946            --              --
         --              --                --           --        486            --              --
         --              --                --           --         49            --              --
         --              --                --           --        568            --              --
         --              --                --           64         --            --              --
         --              --                --           22         --            --              --
      4,324              65             3,439           60        239            24              11
         15               1                25            1          3             1               1
        217               9               128           14         60             3              17
        238              31             2,411            8         57             6               6
------------------------------------------------------------------------------------------------------
    266,696           2,701            58,535       11,633    201,487         1,920             312
 $9,235,086        $115,522        $5,020,925     $145,065   $607,711      $158,820         $96,967
======================================================================================================
 $5,795,419        $ 90,249        $2,542,830     $149,348   $639,202      $185,290         $96,929
     (1,850)            316            29,342          162      5,021            24              56
    835,326           6,604           422,249       (6,680)   (13,044)      (25,950)            (18)
  2,606,191          18,353         2,026,504        1,882    (23,090)         (697)             --
         --              --                --          353       (378)          153              --
------------------------------------------------------------------------------------------------------
 $9,235,086        $115,522        $5,020,925     $145,065   $607,711      $158,820         $96,967
======================================================================================================
    175,210           7,747           128,618       10,887     56,699        18,756          96,967
 $    52.71        $  14.91        $    39.04     $  13.33   $  10.72      $   8.47         $  1.00

HARBOR FUND
STATEMENT OF OPERATIONS--SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

(All amounts in Thousands)

                                                                                 HARBOR
                                                              HARBOR          INTERNATIONAL
                                                              GROWTH             GROWTH
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $    28           $  7,530
  Interest..................................................    1,053                943
  Foreign taxes withheld....................................       --             (1,015)
-------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................    1,081              7,458
OPERATING EXPENSES:
  Investment advisory fees..................................      898              5,974
  Shareholder communications................................        6                 38
  Custodian fees............................................       29                858
  Transfer agent fees.......................................       51                286
  Professional fees.........................................       21                 44
  Trustees' fees and expenses...............................        1                 10
  Registration fees.........................................       13                 40
  Amortization of organization costs........................       --                 --
  Insurance.................................................        1                  3
  Miscellaneous.............................................        5                 13
-------------------------------------------------------------------------------------------
     Total operating expenses...............................    1,025              7,266
  Advisory fee waived.......................................       --                 --
  Other expense reimbursements and reductions...............       (5)               (19)
-------------------------------------------------------------------------------------------
     Net operating expenses.................................    1,020              7,247
  Dividend expense on investments sold short................       --                 --
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)................................       61                211
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT
  TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments............................................   12,598            115,611
     Foreign currency transactions..........................       --               (740)
     Investments sold short.................................       --                 --
     Swap agreements........................................       --                 --
     Futures contracts......................................       --                 --
     Written options........................................       --                 --
  Change in net unrealized appreciation/(depreciation) on:
     Investments, foreign currency, written options and
      investments sold short................................   42,502             88,777
     Swap agreements........................................       --                 --
     Futures contracts......................................       --                 --
     Forward currency contracts.............................       --                 --
     Translation of assets and liabilities in foreign
      currencies............................................       --               (216)
-------------------------------------------------------------------------------------------
  Net gain/(loss) on investment transactions................   55,100            203,432
-------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................  $55,161           $203,643
===========================================================================================

    The accompanying notes are an integral part of the financial statements.

   HARBOR                                                                   HARBOR
  CAPITAL           HARBOR            HARBOR       HARBOR     HARBOR        SHORT           HARBOR
APPRECIATION   INTERNATIONAL II    INTERNATIONAL    VALUE      BOND        DURATION      MONEY MARKET
-----------------------------------------------------------------------------------------------------
 $   17,115         $ 1,017          $ 65,290      $ 1,729   $     --      $    --          $   --
      7,982              40             6,688          449     20,958        6,515           2,834
       (373)           (143)           (8,611)          --         --           --              --
-----------------------------------------------------------------------------------------------------
     24,724             914            63,367        2,178     20,958        6,515           2,834
     24,601             470            23,286          439      2,137          425             147
        145               6               115            7         27            1              11
        409              75             2,378           46         62           26              17
      1,119              48               931           55        201           10              88
        114              24               113           22         40           35              16
         46               1                39            1          5            2               1
        192              13                14           12         45           21              19
         --               2                --           --         --           --              --
          6               1                 6            2          2            2               1
         42               5                49            5          8            5               5
-----------------------------------------------------------------------------------------------------
     26,674             645            26,931          589      2,527          527             305
         --             (63)           (1,861)          --       (641)        (212)            (59)
       (100)             (3)              (29)          (2)        (8)         (12)             (6)
-----------------------------------------------------------------------------------------------------
     26,574             579            25,041          587      1,878          303             240
         --              --                --          123         --           --              --
-----------------------------------------------------------------------------------------------------
     (1,850)            335            38,326        1,468     19,080        6,212           2,594
    844,233           6,587           424,849       (5,021)     2,083         (781)             --
         --             118            (1,223)          --     (1,168)          --              --
         --              --                --          701         --           --              --
         --              --                --           --       (124)          --              --
         --              --                --          335     (1,521)        (816)             --
         --              --                --           --        777           --              --
    666,137           8,192          (213,600)      (1,126)    (8,619)         (23)             --
         --              --                --           --       (296)          --              --
         --              --                --          131         81          221              --
         --              --                --           --       (763)          --              --
         --              11                67           --       (450)          --              --
-----------------------------------------------------------------------------------------------------
  1,510,370          14,908           210,093       (4,980)   (10,000)      (1,399)             --
-----------------------------------------------------------------------------------------------------
 $1,508,520         $15,243          $248,419      $(3,512)  $  9,080      $ 4,813          $2,594
======================================================================================================

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in Thousands)

                                                               HARBOR                      HARBOR
                                                               GROWTH               INTERNATIONAL GROWTH
                                                      -------------------------   -------------------------
                                                      NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
                                                         1999          1998          1999          1998
                                                        THROUGH       THROUGH       THROUGH       THROUGH
                                                       APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
                                                         2000          1999          2000          1999
-----------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)                 (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS:
 Operations:
   Net investment income/(loss).....................   $     61      $   (572)    $      211    $   10,391
   Net realized gain/(loss) on investments, foreign
     currency transactions, investments sold short,
     swap agreements, futures contracts and written
     options........................................     12,598        11,014        114,871        99,609
   Net unrealized appreciation/(depreciation) of
     investments, written options, investments sold
     short, swap agreements, futures contracts,
     forward foreign currency contracts and
     translation of assets and liabilities in
     foreign currencies.............................     42,502        51,584         88,561       (19,524)
-----------------------------------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................     55,161        62,026        203,643        90,476
-----------------------------------------------------------------------------------------------------------
 Distributions to shareholders:
   Net investment income............................         --            --         (9,899)       (7,338)
   Net realized gain on investments.................    (10,441)       (8,237)       (98,795)      (18,126)
-----------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............    (10,441)       (8,237)      (108,694)      (25,464)
-----------------------------------------------------------------------------------------------------------
 Capital share transactions:
   Net proceeds from sale of shares.................    108,566        30,066        259,939       480,682
   Net asset value of shares issued in connection
     with reinvestment of:
     Dividends from net investment income...........         --            --          8,659         6,331
     Distributions from net realized gain...........     10,293         7,785         94,385        17,189
   Cost of shares reacquired........................    (42,329)      (34,421)      (301,424)     (364,953)
-----------------------------------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
     TRANSACTIONS...................................     76,530         3,430         61,559       139,249
-----------------------------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets............    121,250        57,219        156,508       204,261
NET ASSETS:
 Beginning of period................................    145,249        88,030      1,382,513     1,178,252
-----------------------------------------------------------------------------------------------------------
 END OF PERIOD *....................................   $266,499      $145,249     $1,539,021    $1,382,513
-----------------------------------------------------------------------------------------------------------
NUMBER OF CAPITAL SHARES:
 Sold...............................................      4,270         2,152         12,062        25,299
 Reinvested in payment of investment income
   dividends........................................         --            --            409           322
 Reinvested in payment of capital gain
   distributions....................................        475           648          4,459           876
 Reacquired.........................................     (1,746)       (2,657)       (13,917)      (19,407)
-----------------------------------------------------------------------------------------------------------
 Net increase/(decrease) in shares outstanding......      2,999           143          3,013         7,090
 Outstanding:
   Beginning of period..............................      8,290         8,147         72,280        65,190
-----------------------------------------------------------------------------------------------------------
   End of period....................................     11,289         8,290         75,293        72,280
-----------------------------------------------------------------------------------------------------------
*Includes undistributed/(over-distributed) net
 investment income of:..............................   $     61      $     --     $      208    $    9,896

                                                               HARBOR                      HARBOR
                                                        CAPITAL APPRECIATION          INTERNATIONAL II
                                                      -------------------------   -------------------------
                                                      NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
                                                         1999          1998          1999          1998
                                                        THROUGH       THROUGH       THROUGH       THROUGH
                                                       APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
                                                         2000          1999          2000          1999
----------------------------------------------------  -----------------------------------------------------
                                                      (UNAUDITED)                 (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS:
 Operations:
   Net investment income/(loss).....................  $   (1,850)   $   (2,903)    $    335      $  1,587
   Net realized gain/(loss) on investments, foreign
     currency transactions, investments sold short,
     swap agreements, futures contracts and written
     options........................................     844,233       742,363        6,705        13,307
   Net unrealized appreciation/(depreciation) of
     investments, written options, investments sold
     short, swap agreements, futures contracts,
     forward foreign currency contracts and
     translation of assets and liabilities in
     foreign currencies.............................     666,137     1,215,136        8,203        10,367
----------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................   1,508,520     1,954,596       15,243        25,261
----------------------------------------------------
 Distributions to shareholders:
   Net investment income............................          --        (7,562)      (1,349)       (1,621)
   Net realized gain on investments.................    (660,216)     (264,694)      (4,991)           --
----------------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............    (660,216)     (272,256)      (6,340)       (1,621)
----------------------------------------------------
 Capital share transactions:
   Net proceeds from sale of shares.................   1,991,757     2,000,011       29,201        63,196
   Net asset value of shares issued in connection
     with reinvestment of:
     Dividends from net investment income...........          --         6,770        1,258         1,537
     Distributions from net realized gain...........     619,790       242,192        4,739            --
   Cost of shares reacquired........................    (709,566)   (1,280,110)     (43,370)      (86,251)
----------------------------------------------------
   NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
     TRANSACTIONS...................................   1,901,981       968,863       (8,172)      (21,518)
----------------------------------------------------
   Net increase/(decrease) in net assets............   2,750,285     2,651,203          731         2,122
NET ASSETS:
 Beginning of period................................   6,484,801     3,833,598      114,791       112,669
----------------------------------------------------
 END OF PERIOD *....................................  $9,235,086    $6,484,801     $115,522      $114,791
-----------------------------------------------------------------------------------------------------------
NUMBER OF CAPITAL SHARES:
 Sold...............................................      38,030        47,912        1,971         4,982
 Reinvested in payment of investment income
   dividends........................................          --           177           86           126
 Reinvested in payment of capital gain
   distributions....................................      12,613         6,332          326            --
 Reacquired.........................................     (13,651)      (30,604)      (2,933)       (6,816)
----------------------------------------------------
 Net increase/(decrease) in shares outstanding......      36,992        23,817         (550)       (1,708)
 Outstanding:
   Beginning of period..............................     138,218       114,401        8,297        10,005
----------------------------------------------------
   End of period....................................     175,210       138,218        7,747         8,297
-----------------------------------------------------------------------------------------------------------
*Includes undistributed/(over-distributed) net
 investment income of:..............................  $   (1,850)   $       --     $    316      $  1,330

    The accompanying notes are an integral part of the financial statements.

              HARBOR                      HARBOR                      HARBOR                      HARBOR
           INTERNATIONAL                   VALUE                       BOND                   SHORT DURATION
     -------------------------   -------------------------   -------------------------   -------------------------
     NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
        1999          1998          1999          1998          1999          1998          1999          1998
       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
      APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
        2000          1999          2000          1999          2000          1999          2000          1999
------------------------------------------------------------------------------------------------------------------
     (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
     $   38,326    $   88,209     $  1,468      $  2,856      $ 19,080      $  30,440     $   6,212     $ 11,151
        423,626       370,001       (3,985)       17,727            47        (11,903)       (1,597)      (1,844)
       (213,533)      442,102         (995)        3,794       (10,047)       (14,459)          198       (1,583)
------------------------------------------------------------------------------------------------------------------
        248,419       900,312       (3,512)       24,377         9,080          4,078         4,813        7,724
------------------------------------------------------------------------------------------------------------------
        (84,215)      (78,627)      (1,678)       (2,716)      (16,344)       (28,478)       (6,729)     (10,735)
       (371,384)     (312,498)     (15,960)      (17,840)           --        (21,226)           --           --
------------------------------------------------------------------------------------------------------------------
       (455,599)     (391,125)     (17,638)      (20,556)      (16,344)       (49,704)       (6,729)     (10,735)
------------------------------------------------------------------------------------------------------------------
        170,928       401,642       20,948        35,686       105,532        326,113       116,123      219,523
         71,585        65,949        1,630         2,561        13,942         24,008         6,678       10,652
        344,121       279,571       15,541        16,912            --         18,749            --           --
       (719,553)     (983,726)     (29,286)      (72,066)     (131,679)      (169,085)     (213,507)    (192,966)
------------------------------------------------------------------------------------------------------------------
       (132,919)     (236,564)       8,833       (16,907)      (12,205)       199,785       (90,706)      37,209
------------------------------------------------------------------------------------------------------------------
       (340,099)      272,623      (12,317)      (13,086)      (19,469)       154,159       (92,622)      34,198
      5,361,024     5,088,401      157,382       170,468       627,180        473,021       251,442      217,244
------------------------------------------------------------------------------------------------------------------
     $5,020,925    $5,361,024     $145,065      $157,382      $607,711      $ 627,180     $ 158,820     $251,442
------------------------------------------------------------------------------------------------------------------
          4,184        10,432        1,583         2,299         9,811         29,142        13,650       25,518
          1,770         1,781          124           172         1,303          2,189           787        1,240
          8,509         7,552        1,179         1,182            --          1,667            --           --
        (17,686)      (25,575)      (2,218)       (4,644)      (12,244)       (15,202)      (25,065)     (22,376)
------------------------------------------------------------------------------------------------------------------
         (3,223)       (5,810)         668          (991)       (1,130)        17,796       (10,628)       4,382
        131,841       137,651       10,219        11,210        57,829         40,033        29,384       25,002
------------------------------------------------------------------------------------------------------------------
        128,618       131,841       10,887        10,219        56,699         57,829        18,756       29,384
------------------------------------------------------------------------------------------------------------------
     $   29,342    $   75,231     $    162      $    372      $  5,021      $   2,285     $      24     $    541

              HARBOR
           MONEY MARKET
     -------------------------
     NOVEMBER 1,   NOVEMBER 1,
        1999          1998
       THROUGH       THROUGH
      APRIL 30,    OCTOBER 31,
        2000          1999
---  -------------------------
     (UNAUDITED)
      $   2,594     $   4,494
             --            (9)
             --            --
---
          2,594         4,485
---
         (2,594)       (4,485)
             --            --
---
         (2,594)       (4,485)
---
         75,604       124,631
          2,577         4,247
             --            --
        (78,479)     (131,889)
---
           (298)       (3,011)
---
           (298)       (3,011)
         97,265       100,276
---
      $  96,967     $  97,265
------------------------------------------------------------------------------------------------------------------
         75,604       124,631
          2,577         4,247
             --            --
        (78,479)     (131,889)
---
           (298)       (3,011)
         97,265       100,276
---
         96,967        97,265
------------------------------------------------------------------------------------------------------------------
      $      56     $      56


---------------

HARBOR FUND FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                 INCOME FROM INVESTMENT OPERATIONS
                                                            -------------------------------------------
                                                                                  NET REALIZED AND
                                                                             UNREALIZED GAINS/(LOSSES)
                                                                                  ON INVESTMENTS,
                                                                             FUTURES CONTRACTS, WRITTEN
                                               NET ASSET                     OPTIONS, SWAP AGREEMENTS,
                                                 VALUE           NET           INVESTMENTS SOLD SHORT      TOTAL FROM
                                               BEGINNING     INVESTMENT         AND FOREIGN CURRENCY       INVESTMENT
             YEAR/PERIOD ENDED                 OF PERIOD    INCOME/(LOSS)            CONTRACTS             OPERATIONS
---------------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
April 30, 2000 (Unaudited).................     $17.52          $ .01                  $ 7.28                $ 7.29
October 31, 1999...........................      10.81           (.07)                   7.85                  7.78
October 31, 1998...........................      14.20           (.04)                  (1.07)                (1.11)
October 31, 1997...........................      16.00             --                    2.30                  2.30
October 31, 1996...........................      15.73           (.08)(e)                2.20                  2.12
October 31, 1995...........................      12.83           (.04)                   3.26                  3.22
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2000 (Unaudited).................     $19.13          $ .01                  $ 2.82                $ 2.83
October 31, 1999...........................      18.07            .14                    1.30                  1.44
October 31, 1998...........................      16.15            .11                    2.52                  2.63
October 31, 1997...........................      15.35            .12                    1.12                  1.24
October 31, 1996...........................      12.10            .14(e)                 3.22                  3.36
October 31, 1995...........................      11.53            .11(c)                  .54                   .65
---------------------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
April 30, 2000 (Unaudited).................     $46.92          $(.01)                 $10.40                $10.39
October 31, 1999...........................      33.51           (.02)                  15.78                 15.76
October 31, 1998...........................      34.01            .07                    4.35                  4.42
October 31, 1997...........................      25.88            .06                    8.95                  9.01
October 31, 1996...........................      23.20            .02                    3.00                  3.02
October 31, 1995...........................      17.31            .04                    6.06                  6.10
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2000 (Unaudited).................     $13.83          $ .05(c)               $ 1.82                $ 1.87
October 31, 1999...........................      11.26            .18(c)                 2.54                  2.72
October 31, 1998...........................      12.14            .12(c)                 (.37)                 (.25)
October 31, 1997...........................      10.47            .10(c)                 1.63                  1.73
October 31, 1996(2)........................      10.00            .01(c)                  .46                   .47
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
April 30, 2000 (Unaudited).................     $40.66          $ .31(c)               $ 1.58                $ 1.89
October 31, 1999...........................      36.97            .67(c)                 5.90                  6.57
October 31, 1998...........................      35.84            .51(c)                 1.92                  2.43
October 31, 1997...........................      31.21            .41(c)                 5.44                  5.85
October 31, 1996...........................      26.93            .41(c)                 4.41                  4.82
October 31, 1995...........................      26.87            .39(c)                  .85                  1.24
---------------------------------------------------------------------------------------------------------------------
HARBOR VALUE FUND(3)
April 30, 2000 (Unaudited).................     $15.40          $ .14                  $ (.48)               $ (.34)
October 31, 1999...........................      15.21            .27                    1.80                  2.07
October 31, 1998...........................      18.17            .27                     .79                  1.06
October 31, 1997...........................      16.04            .34                    4.13                  4.47
October 31, 1996...........................      14.57            .40                    2.74                  3.14
October 31, 1995...........................      13.50            .40                    2.13                  2.53
---------------------------------------------------------------------------------------------------------------------


                                                          LESS DISTRIBUTIONS
                                             --------------------------------------------
                                             DIVIDENDS      DISTRIBUTIONS      IN EXCESS
                                              FROM NET         FROM NET          OF NET
                                             INVESTMENT        REALIZED        INVESTMENT
             YEAR/PERIOD ENDED                 INCOME      CAPITAL GAINS(d)      INCOME
----------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
April 30, 2000 (Unaudited).................    $  --            $(1.20)          $  --
October 31, 1999...........................       --             (1.07)             --
October 31, 1998...........................       --             (2.28)             --
October 31, 1997...........................       --             (4.10)             --
October 31, 1996...........................       --             (1.85)             --
October 31, 1995...........................       --              (.32)             --
----------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2000 (Unaudited).................    $(.14)           $(1.38)          $  --
October 31, 1999...........................     (.11)             (.27)             --
October 31, 1998...........................     (.12)             (.59)             --
October 31, 1997...........................     (.08)             (.36)             --
October 31, 1996...........................     (.11)               --              --
October 31, 1995...........................     (.08)               --              --
---------------------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
April 30, 2000 (Unaudited).................    $  --            $(4.60)          $  --
October 31, 1999...........................     (.07)            (2.28)             --
October 31, 1998...........................     (.07)            (4.85)             --
October 31, 1997...........................     (.02)             (.86)             --
October 31, 1996...........................     (.03)             (.31)             --
October 31, 1995...........................     (.04)             (.17)             --
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2000 (Unaudited).................    $(.17)           $ (.62)          $  --
October 31, 1999...........................     (.15)               --              --
October 31, 1998...........................     (.10)             (.53)             --
October 31, 1997...........................     (.02)             (.04)             --
October 31, 1996(2)........................       --                --              --
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
April 30, 2000 (Unaudited).................    $(.65)           $(2.86)          $  --
October 31, 1999...........................     (.58)            (2.30)             --
October 31, 1998...........................     (.40)             (.90)             --
October 31, 1997...........................     (.42)             (.80)             --
October 31, 1996...........................     (.41)             (.13)             --
October 31, 1995...........................     (.24)             (.94)             --
---------------------------------------------------------------------------------------------------------------------
HARBOR VALUE FUND(3)
April 30, 2000 (Unaudited).................    $(.16)           $(1.57)          $  --
October 31, 1999...........................     (.25)            (1.63)             --
October 31, 1998...........................     (.28)            (3.74)             --
October 31, 1997...........................     (.34)            (2.00)             --
October 31, 1996...........................     (.40)            (1.27)             --
October 31, 1995...........................     (.39)            (1.07)             --
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                                   RATIO OF          RATIO OF          RATIO OF
                                                                RATIO OF          ADVISER OR         OPERATING        INTEREST/
                    NET ASSET                                   OPERATING       SUBADVISER FEES   EXPENSES NET OF      DIVIDEND
                      VALUE                  NET ASSETS         EXPENSES          NOT IMPOSED     ALL OFFSETS TO       EXPENSE
        TOTAL          END      TOTAL       END OF PERIOD      TO AVERAGE         TO AVERAGE          AVERAGE         TO AVERAGE
    DISTRIBUTIONS   OF PERIOD   RETURN         (000S)       NET ASSETS (%)(4)   NET ASSETS (%)    NET ASSETS (%)    NET ASSETS (%)
----------------------------------------------------------------------------------------------------------------------------------
       $(1.20)       $23.61     42.19%(b)     $  266,499            .85%(a)            --%              .85%(a)           --%
        (1.07)        17.52     76.51            145,249            .90                --               .90               --
        (2.28)        10.81     (8.73)            88,030           1.00                --              1.00               --
        (4.10)        14.20     18.64            104,568           1.12                --              1.12               --
        (1.85)        16.00     14.84            113,511            .93                --               .92               --
         (.32)        15.73     25.93            137,524            .93                --               .93               --
----------------------------------------------------------------------------------------------------------------------------------
       $(1.52)       $20.44     14.56%(b)     $1,539,021            .91%(a)            --%              .91%(a)           --%
         (.38)        19.13      7.87          1,382,513            .91                --               .91               --
         (.71)        18.07     16.96          1,178,252            .96                --               .96               --
         (.44)        16.15      8.13            918,950           1.02                --              1.02               --
         (.11)        15.35     27.86            478,969           1.11                --              1.10               --
         (.08)        12.10      5.83(f)         122,415           1.21(c)            .10              1.21               --
----------------------------------------------------------------------------------------------------------------------------------
       $(4.60)       $52.71     22.86%(b)     $9,235,086            .65%(a)            --%              .65%(a)           --%
        (2.35)        46.92     48.59          6,484,801            .66                --               .66               --
        (4.92)        33.51     15.72          3,833,598            .68                --               .68               --
         (.88)        34.01     35.73          2,798,404            .70                --               .70               --
         (.34)        25.88     13.22          1,583,215            .75                --               .75               --
         (.21)        23.20     35.73            925,751            .75                --               .75               --
----------------------------------------------------------------------------------------------------------------------------------
       $ (.79)       $14.91     13.61%(b,f)   $  115,522            .92%(a,c)         .10%(a)           .92%(a)           --%
         (.15)        13.83     24.37(f)         114,791            .92(c)            .10               .92               --
         (.63)        11.26     (1.98)(f)        112,669           1.15(c)            .10              1.15               --
         (.06)        12.14     16.64(f)         134,957            .99(c)            .20               .98               --
           --         10.47      4.70(b,f)        12,573           1.46(a,c)          .26(a)           1.44(a)            --
----------------------------------------------------------------------------------------------------------------------------------
       $(3.51)       $39.04      4.24%(b,f)   $5,020,925            .92%(a,c)         .07%(a)           .92%(a)           --%
        (2.88)        40.66     18.54(f)       5,361,024            .92(c)            .06               .92               --
        (1.30)        36.97      6.97(f)       5,088,401            .94(c)            .06               .94               --
        (1.22)        35.84     19.26(f)       5,090,048            .97(c)            .05               .97               --
         (.54)        31.21     18.17(f)       4,030,127            .99(c)            .05               .99               --
        (1.18)        26.93      5.06(f)       3,267,157           1.04(c)            .03              1.04               --
----------------------------------------------------------------------------------------------------------------------------------
       $(1.73)       $13.33     (2.09)%(b)    $  145,065            .82%(a)            --%              .82%(a)          .17%(a,g)
        (1.88)        15.40     14.60            157,382            .76                --               .76               --
        (4.02)        15.21      6.69            170,468            .79                --               .79               --
        (2.34)        18.17     31.08            161,359            .83                --               .83               --
        (1.67)        16.04     23.08            112,109            .83                --               .83               --
        (1.46)        14.57     21.02             84,514            .90                --               .90               --
-------------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
         INCOME
       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   TURNOVER (%)
-------------------------------------------------------------------------------------------------------------------------------
           .05%(a)        15.75%(a)
          (.54)           13.05
          (.30)           23.40
          (.47)          147.37
          (.50)           87.97
          (.30)           87.94
-------------------------------------------------------------------------------------------------------------------------------
           .03%(a)        88.02%(a)
           .78            48.34
           .62            85.15
           .91            76.19
           .99            55.17
          1.31(c)         74.86
-------------------------------------------------------------------------------------------------------------------------------
          (.04)%(a)       78.40%(a)
          (.05)           68.14
           .24            69.56
           .23            72.80
           .11            73.69
           .23            51.65
-------------------------------------------------------------------------------------------------------------------------------
           .53%(a,c)      68.64%(a)
          1.36(c)         51.84
           .86(c)         70.34
          1.33(c)         57.61
           .40(a,c)        2.61(a)
-------------------------------------------------------------------------------------------------------------------------------
          1.40%(a,c)       8.16%(a)
          1.65(c)          4.01
          1.27(c)         13.66
          1.20(c)          6.39
          1.42(c)          9.73
          1.53(c)         14.01
-------------------------------------------------------------------------------------------------------------------------------
          2.05%(a)        76.75%(a)
          1.65           110.21
          1.67           113.55
          1.98           145.85
          2.65           132.39
          3.00           135.93
-------------------------------------------------------------------------------------------------------------------------------

See page 43 for notes to the Financial Highlights.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                     INCOME FROM INVESTMENT OPERATIONS
                                                --------------------------------------------
                                                                      NET REALIZED AND
                                                                  UNREALIZED GAINS/(LOSSES)
                                                                       ON INVESTMENTS,
                                                                 FUTURES CONTRACTS, WRITTEN
                                   NET ASSET                      OPTIONS, SWAP AGREEMENTS,
                                     VALUE           NET           INVESTMENTS SOLD SHORT       TOTAL FROM
                                   BEGINNING     INVESTMENT         AND FOREIGN CURRENCY        INVESTMENT
       YEAR/PERIOD ENDED           OF PERIOD    INCOME/(LOSS)             CONTRACTS             OPERATIONS
----------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
April 30, 2000 (Unaudited).....     $10.85          $.34(c)                 $(.18)                $ .16
October 31, 1999...............      11.82           .58(c)                  (.49)                  .09
October 31, 1998...............      11.57           .61(c)                   .53                  1.14
October 31, 1997...............      11.28           .68(c)                   .30                   .98
October 31, 1996...............      11.21           .72(c)                   .09                   .81
October 31, 1995...............      10.41           .74(c)                   .73                  1.47
----------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2000 (Unaudited).....     $ 8.56          $.27(c)                 $(.07)                $ .20
October 31, 1999...............       8.69           .46(c)                  (.15)                  .31
October 31, 1998...............       8.66           .48(c)                   .09                   .57
October 31, 1997...............       8.79           .45(c,e)                 .01                   .46
October 31, 1996...............       8.82           .63(c)                  (.02)                  .61
October 31, 1995...............       8.77           .52(c)                   .06                   .58
----------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2000 (Unaudited).....     $ 1.00          $.03(c)                 $  --                 $ .03
October 31, 1999...............       1.00           .05(c)                    --                   .05
October 31, 1998...............       1.00           .05(c)                    --                   .05
October 31, 1997...............       1.00           .02(c)                    --                   .02
October 31, 1996...............       1.00           .05(c)                    --                   .05
October 31, 1995...............       1.00           .06(c)                    --                   .06
----------------------------------------------------------------------------------------------------------


                                              LESS DISTRIBUTIONS
                                 --------------------------------------------
                                 DIVIDENDS      DISTRIBUTIONS      IN EXCESS
                                  FROM NET         FROM NET          OF NET
                                 INVESTMENT        REALIZED        INVESTMENT
       YEAR/PERIOD ENDED           INCOME      CAPITAL GAINS(D)      INCOME
HARBOR BOND FUND
April 30, 2000 (Unaudited).....    $(.29)            $  --           $  --
October 31, 1999...............     (.55)             (.51)             --
October 31, 1998...............     (.66)             (.23)             --
October 31, 1997...............     (.69)               --              --
October 31, 1996...............     (.74)               --              --
October 31, 1995...............     (.67)               --              --
----------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2000 (Unaudited).....    $(.29)            $  --           $  --
October 31, 1999...............     (.44)               --              --
October 31, 1998...............     (.54)               --              --
October 31, 1997...............     (.59)               --              --
October 31, 1996...............     (.60)               --            (.04)
October 31, 1995...............     (.52)               --            (.01)
----------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2000 (Unaudited).....    $(.03)            $  --           $  --
October 31, 1999...............     (.05)               --              --
October 31, 1998...............     (.05)               --              --
October 31, 1997...............     (.02)               --              --
October 31, 1996...............     (.05)               --              --
October 31, 1995...............     (.06)               --              --
----------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                                   RATIO OF            RATIO OF           RATIO OF
                                                                RATIO OF          ADVISER OR          OPERATING          INTEREST/
                     NET ASSET                                  OPERATING       SUBADVISER FEES    EXPENSES NET OF        DIVIDEND
                       VALUE                 NET ASSETS         EXPENSES          NOT IMPOSED       ALL OFFSETS TO        EXPENSE
         TOTAL          END      TOTAL      END OF PERIOD      TO AVERAGE         TO AVERAGE           AVERAGE           TO AVERAGE
     DISTRIBUTIONS   OF PERIOD   RETURN        (000S)       NET ASSETS (%)(4)    NET ASSETS(%)      NET ASSETS(%)     NET ASSETS (%)
-----------------------------------------------------------------------------------------------------------------------------------
        $ (.29)       $10.72      1.40%(b,f)   $607,711             .62%(a,c)          .21%(a)            .62%(a)              --%
         (1.06)        10.85      0.85(f)       627,180             .61(c)             .21                .60                  --
          (.89)        11.82     10.33(f)       473,021             .65(c)             .22                .65                  --
          (.69)        11.57      8.96(f)       362,594             .67(c)             .23                .67                  --
          (.74)        11.28      7.56(f)       279,849             .70(c)             .24                .70                  --
          (.67)        11.21     14.56(f)       222,998             .70(c)             .25                .70                  --
-----------------------------------------------------------------------------------------------------------------------------------
        $ (.29)       $ 8.47      2.38%(b,f)   $158,820             .30%(a,c)          .20%(a)            .29%(a)              --%
          (.44)         8.56      3.68(f)       251,442             .28(c)             .20                .28                  --
          (.54)         8.69      6.81(f)       217,244             .36(c)             .20                .36                  --
          (.59)         8.66      5.48(f)       162,476             .38(c)             .20                .36                 .64(h)
          (.64)         8.79      7.24(f)       182,292             .35(c)             .20                .33                1.26(h)
          (.53)         8.82      6.82(f)       105,007             .39(c)             .20                .38                1.46(h)
-----------------------------------------------------------------------------------------------------------------------------------
        $ (.03)       $ 1.00      2.72%(b,f)   $ 96,967             .50%(a,c)          .12%(a)            .49%(a)              --%
          (.05)         1.00      4.82(f)        97,265             .46(c)             .12                .46                  --
          (.05)         1.00      5.20(f)       100,276             .57(c)             .12                .57                  --
          (.02)         1.00      5.11(f)        73,540             .63(c)             .12                .62                  --
          (.05)         1.00      5.08(f)        65,991             .64(c)             .12                .64                  --
          (.06)         1.00      5.66(f)        64,492             .61(c)             .12                .61                  --
-----------------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
         INCOME
       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   TURNOVER (%)
-----------------------------------------------------------------------------------------------------------------------------------
          6.25%(a,c)      322.26%(a)
          5.35(c)         271.14
          5.41(c)         278.06
          6.04(c)         252.37
          6.40(c)         192.64
          7.11(c)          88.69
-----------------------------------------------------------------------------------------------------------------------------------
          5.85%(a,c)      565.53%(a)
          5.36(c)         577.88
          5.51(c)         726.92
          5.14(c)       1,518.68
          6.84(c)       1,277.82
          6.19(c)         725.96
-----------------------------------------------------------------------------------------------------------------------------------
          5.30%(a,c)         N/A
          4.73(c)            N/A
          5.08(c)            N/A
          4.97(c)            N/A
          4.85(c)            N/A
          5.42(c)            N/A
-----------------------------------------------------------------------------------------------------------------------------------

1 Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors, Inc. as its Subadviser.
2 For the period June 1, 1996 (commencement of operations) through October 31, 1996.
3 Harbor Value Fund appointed Richards & Tierney, Inc. and DePrince, Race, & Zollo, Inc. as its Subadvisers effective November 1, 1993 and April 20, 1995, respectively.
4 Percentage does not reflect reduction for credit balance arrangements.
a Annualized.
b Unannualized.
c Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its advisory fees.
d Includes both short-term and long-term capital gains.
e Based on monthly average of shares outstanding during the fiscal year.
f The total returns would have been lower had certain expenses not been waived during the periods shown.
g Dividend expense from investments sold short.
h Interest expense from investments sold short.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2000 (UNAUDITED)
NOTE 1--ORGANIZATIONAL MATTERS

     Harbor Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended investment company, consisting of a series of nine diversified investment portfolios (each series a "Fund", collectively, the "Funds"), each of which is represented by a separate series of shares of beneficial interest and having an unlimited number of shares authorized. As of April 30, 2000, the Trust consisted of the following funds: Harbor Growth Fund, Harbor International Growth Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The policies are in conformity with generally accepted accounting principles for investment companies.

SECURITY VALUATION

     Equity securities are valued at the last sale price on an exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on that exchange on the valuation day, or if no sale occurs, at the official bid price (both the last sale price and official bid price are determined as of the close of the London Foreign Exchange).

     Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service, or as otherwise described below, selected by the Adviser, which determines valuation for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded.

     Securities for which there are no such prices or for which prices are deemed by the Adviser or Subadviser not to be representative of market values, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The actual calculation of fair market value may be done by others including the Adviser and Subadviser.

     Securities of the Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended and the Fund's Rule 2a-7 procedures.

FUTURES CONTRACTS

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED the Fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts' terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. See Note 3 for open futures contracts held as of April 30, 2000.

OPTIONS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other fund investments.

     When a Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     When a Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms. See Note 3 for all outstanding written options as of April 30, 2000.

SWAP AGREEMENTS

     To the extent permitted under their respective investment policies, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

TBA/WHEN-ISSUED PURCHASE COMMITMENTS

     Harbor Bond Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

     The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

     Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund's Subadviser deems it appropriate to do so.

TBA SALE COMMITMENTS

     Harbor Bond Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

SHORT SALES

     Harbor Value Fund, Harbor Bond Fund and Harbor Short Duration Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities with its custodian sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

FORWARD CURRENCY CONTRACTS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may enter into forward foreign currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

FOREIGN CURRENCY TRANSLATIONS

     The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

SECURITIES TRANSACTIONS

     Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost for both federal income tax and financial reporting purposes.

INVESTMENT INCOME

     Dividends declared are accrued on the ex-dividend date. For Harbor International Growth Fund, Harbor International Fund II and Harbor International Fund, certain dividends are recorded after the ex-dividend date, but as soon as the Fund is notified of such dividends. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities using the effective yield method.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

DISTRIBUTION TO SHAREHOLDERS

     Distributions are recorded on the ex-dividend date.

EXPENSES

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expense to each Fund can be otherwise fairly made.

DEFERRED ORGANIZATION COSTS

     Certain costs incurred by Harbor International Fund II in connection with its organization and its registration with the Securities and Exchange Commission and with various states aggregated approximately $21. These costs are being amortized on a straight-line basis over a five-year period from the commencement of operations of the Fund.

FEDERAL TAXES

     Each Fund is treated as a separate entity for federal tax purposes. Each Fund's policy is to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held or excise tax on income and capital gains.

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, other than short-term securities, for each Fund for the six-month period ended April 30, 2000 were as follows:

                                                                      PURCHASES                       SALES
                                                               ------------------------      ------------------------
                                                                  U.S.                          U.S.
                           FUND                                GOVERNMENT      OTHER         GOVERNMENT      OTHER
                           ----                                ----------      -----         ----------      -----
Harbor Growth Fund.........................................    $       --    $   47,153      $       --    $   16,458
Harbor International Growth Fund...........................            --       736,280              --       864,729
Harbor Capital Appreciation Fund...........................            --     4,243,549              --     3,113,587
Harbor International Fund II...............................            --        42,609              --        52,961
Harbor International Fund..................................            --       235,820              --       635,251
Harbor Value Fund..........................................            --        55,000              --        52,953
Harbor Bond Fund...........................................     1,122,044        72,325       1,074,803        67,403
Harbor Short Duration Fund.................................       500,931        52,020         547,523        58,796

     Harbor Money Market Fund's purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $558,371 and $573,073 respectively.

     The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED

FUTURES CONTRACTS

     Transactions in futures contracts for the six-month period ended April 30, 2000 are summarized as follows:

                                                                    PURCHASES OF                  SALES OF
                                                                  FUTURES CONTRACTS           FUTURES CONTRACTS
                                                              -------------------------    -----------------------
                                                                   U.S. SECURITIES             U.S. SECURITIES
                                                              -------------------------    -----------------------
                                                              NUMBER OF      AGGREGATE     NUMBER OF    AGGREGATE
                                                              CONTRACTS      FACE VALUE    CONTRACTS    FACE VALUE
                                                              ---------      ----------    ---------    ----------
HARBOR VALUE FUND(1)
  Contracts outstanding at beginning of period..............       45        $      11         --        $     --
  Contracts opened..........................................       75               19         --              --
  Contracts closed..........................................      (85)             (21)        --              --
                                                               ------        ---------       ----        --------
  Open at 04/30/2000........................................       35        $       9         --        $     --
                                                               ======        =========       ====        ========
HARBOR BOND FUND(2)
  Contracts outstanding at beginning of period..............    1,005        $ 100,500         --        $     --
  Contracts opened..........................................    2,696          269,600        977          97,700
  Contracts closed..........................................   (3,205)        (320,500)      (598)        (59,800)
                                                               ------        ---------       ----        --------
  Open at 04/30/2000........................................      496        $  49,600        379        $ 37,900
                                                               ======        =========       ====        ========
HARBOR SHORT DURATION FUND(3)
  Contracts outstanding at beginning of period..............      100        $  20,000         --        $     --
  Contracts opened..........................................      156           31,200        566          69,200
  Contracts closed..........................................     (234)         (46,800)      (355)        (48,100)
                                                               ------        ---------       ----        --------
  Open at 04/30/2000........................................       22        $   4,400        211        $ 21,100
                                                               ======        =========       ====        ========

                                                                   PURCHASES OF                 SALES OF
                                                                 FUTURES CONTRACTS          FUTURES CONTRACTS
                                                              -----------------------    -----------------------
                                                                 FOREIGN CURRENCY           FOREIGN CURRENCY
                                                              -----------------------    -----------------------
                                                              NUMBER OF     CURRENCY     NUMBER OF     CURRENCY
                                                              CONTRACTS    AMOUNT(4)     CONTRACTS    AMOUNT(4)
                                                              ---------    ---------     ---------    ---------
HARBOR BOND FUND
  Contracts outstanding at beginning of period..............     679       E$169,750         --       E      --
  Contracts opened..........................................     172          43,000        716          71,600
  Contracts closed..........................................    (761)       (190,250)      (716)        (71,600)
                                                                ----       ---------       ----       ---------
  Open at 04/30/2000........................................      90       E$ 22,500         --       E      --
                                                                ====       =========       ====       =========
HARBOR SHORT DURATION FUND
  Contracts outstanding at beginning of period..............      52       E$ 13,000         40       E$ 10,000
  Contracts opened..........................................     236          23,899         11           2,750
  Contracts closed..........................................    (240)        (24,899)       (51)        (12,750)
                                                                ----       ---------       ----       ---------
  Open at 04/30/2000........................................      48       E$ 12,000         --       E$     --
                                                                ====       =========       ====       =========

------------
1 Amounts disclosed represent S&P Index Contracts.

2 Amounts disclosed represent U.S. Treasury Bond and Note Contracts. (See page
  28 for classifications outstanding at the end of the period.)

3 Amounts disclosed represent U.S. Treasury Note Contracts.

4 Amounts disclosed represent Eurodollars (E$), Australian Dollars (A$),
  Japanese Yen (Y) and Euros (E) throughout the period, with Eurodollars outstanding at the end of the period.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED

WRITTEN OPTIONS

     Transactions in written options for the six-month period ended April 30, 2000 are summarized as follows:

                                                      OPTIONS WRITTEN             OPTIONS WRITTEN             OPTIONS WRITTEN
                                                   ----------------------      ----------------------      ----------------------
                                                     FEDERAL HOME LOAN
                                                       MORTGAGE CORP.          U.S. TREASURY FUTURES          FOREIGN FUTURES
                                                   ----------------------      ----------------------      ----------------------
                                                   NUMBER OF   AGGREGATE       NUMBER OF   AGGREGATE       NUMBER OF   AGGREGATE
                                                   CONTRACTS   FACE VALUE      CONTRACTS   FACE VALUE      CONTRACTS   FACE VALUE
                                                   ---------   ----------      ---------   ----------      ---------   ----------
HARBOR BOND FUND
  Options outstanding at beginning of period.....     180       $ 18,000           773      $   773           293       E$  733
  Options opened.................................      --             --         2,227        2,227           520         1,300
  Options closed/expired.........................    (180)       (18,000)       (2,456)      (2,456)         (113)         (283)
                                                     ----       --------        ------      -------          ----       -------
  Open at 04/30/2000.............................      --       $     --           544      $   544           700       E$1,750
                                                     ====       ========        ======      =======          ====       =======

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

     Harbor Capital Advisors, Inc. ("Harbor Capital"), an indirect wholly-owned subsidiary of Owens-Illinois, Inc., is the Trust's Investment Adviser and is also responsible for administrative and other services. Separate advisory agreements for each Fund were in effect during the six-month period ended April 30, 2000. The agreements provide for fees based on an annual percentage rate of average daily net assets as follows:

                                                                       ANNUAL
                                                                     PERCENTAGE         FEES
                            FUND                                        RATE           EARNED
                            ----                                     ----------        ------
Harbor Growth Fund..........................................            0.75%          $   898
Harbor International Growth Fund............................            0.75             5,974
Harbor Capital Appreciation Fund............................            0.60            24,601
Harbor International Fund II................................            0.75               470
Harbor International Fund...................................            0.85            23,286
Harbor Value Fund...........................................            0.60               439
Harbor Bond Fund............................................            0.70             2,137
Harbor Short Duration Fund..................................            0.40               425
Harbor Money Market Fund....................................            0.30               147

     Harbor Capital has from time to time agreed not to impose all or a portion of its advisory fees and bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. During the six-month period ended April 30, 2000, Harbor Capital agreed not to impose advisory fees of $63, $1,861, $641, $212 and $59 relating to Harbor International Fund II, Harbor International Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund, respectively.

     The Trust reimburses Harbor Capital for certain legal expenses incurred by Harbor Capital with respect to the Trust. Such amounts aggregated $24 for the six-month period ended April 30, 2000.

DISTRIBUTOR

     HCA Securities, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the distributor for Harbor Fund shares. Harbor Fund does not reimburse the distributor for expenses.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

SHAREHOLDERS

     On April 30, 2000, Harbor Capital Advisors, Inc., HCA Securities, Inc., Harbor Transfer, Inc., and various employee benefit plans of Owens-Illinois, Inc. held the following shares of beneficial interest in the Funds:

                                                                 HARBOR CAPITAL,
                                                                HCA SECURITIES AND      BENEFIT PLANS OF
                            FUND                                 HARBOR TRANSFER      OWENS-ILLINOIS, INC.
                            ----                                ------------------    --------------------
Harbor Growth Fund..........................................          36,451                3,940,895
Harbor International Growth Fund............................          40,197                1,028,919
Harbor Capital Appreciation Fund............................           1,236                2,902,510
Harbor International Fund II................................         228,128                  130,666
Harbor International Fund...................................             484                1,647,655
Harbor Value Fund...........................................           6,728                3,681,219
Harbor Bond Fund............................................          11,199                2,509,912
Harbor Short Duration Fund..................................         379,008               15,418,975
Harbor Money Market Fund....................................          38,115               20,996,307

TRANSFER AGENT

     Harbor Transfer, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the shareholder servicing agent for the Funds. Fees incurred for these transfer agent services for the six-month period ended April 30, 2000 totaled $2,789.

"NON-INTERESTED" TRUSTEES

     The fees and expenses of the non-interested Trustees allocated to each Fund are shown on each Fund's Statement of Operations. Trustees' fees and expenses for all Funds aggregated $106 for the six-month period ended April 30, 2000.

CUSTODIAN

     Payments to the custodian have been reduced by balance credits applied to each portfolio for the six-month period ended April 30, 2000. For the Harbor Growth Fund, Harbor International Growth Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund, and Harbor Money Market Fund the reduction amounted to $5, $19, $100, $3, $29, $2, $8, $12 and $6, respectively. The Funds could have invested a portion of the assets utilized in connection with balance credit arrangements in an income producing asset if the Funds had not entered into such arrangements.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 5--TAX INFORMATION

     The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at April 30, 2000 were as follows:

                                                                                        GROSS UNREALIZED           NET UNREALIZED
                                                                                 ------------------------------    APPRECIATION/
                           FUND                               IDENTIFIED COST    APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                           ----                               ---------------    ------------    --------------    --------------
Harbor Growth Fund........................................      $  172,697        $  118,705       $ (22,838)        $   95,867
Harbor International Growth Fund..........................       1,283,767           303,152         (57,224)           245,928
Harbor Capital Appreciation Fund..........................       6,828,364         2,727,057        (120,866)         2,606,191
Harbor International Fund II..............................          95,547            26,660          (8,268)            18,392
Harbor International Fund.................................       3,014,828         2,222,636        (194,657)         2,027,979
Harbor Value Fund.........................................         141,781            15,222         (13,316)             1,906
Harbor Bond Fund..........................................         791,092             1,722         (23,769)           (22,047)
Harbor Short Duration Fund................................         160,684                41            (738)              (697)

        (This document must be preceded or accompanied by a Prospectus.)


TRUSTEES AND OFFICERS                                                         SHAREHOLDER SERVICING AGENT
RONALD C. BOLLER                      Chairman, President and                 HARBOR TRANSFER, INC.
                                      Trustee                                 P.O. Box 10048
HOWARD P. COLHOUN                     Trustee
JOHN P. GOULD                         Trustee                                 Toledo, Ohio 43699-0048
RODGER F. SMITH                       Trustee                                 1-800-422-1050
CONSTANCE L. SOUDERS                  Vice President and Treasurer
KAREN B. WASIL                        Secretary                               CUSTODIAN
INVESTMENT ADVISER                                                            STATE STREET BANK AND TRUST COMPANY
HARBOR CAPITAL ADVISORS, INC.                                                 P.O. Box 1713
One SeaGate                                                                   Boston, MA 02105
Toledo, OH 43666
                                                                              LEGAL COUNSEL
DISTRIBUTOR AND PRINCIPAL UNDERWRITER                                         HALE AND DORR LLP
HCA SECURITIES, INC.                                                          60 State Street
One SeaGate                                                                   Boston, MA 02109
Toledo, OH 43666
(419) 247-2477

                               [HARBOR FUND LOGO]
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com

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